UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-05986

T. Rowe Price Index Trust, Inc.

(Exact name of registrant as specified in charter)

100 East Pratt Street, Baltimore, MD 21202

(Address of principal executive offices)

David Oestreicher

100 East Pratt Street, Baltimore, MD 21202

(Name and address of agent for service)

Registrant’s telephone number, including area code: (410) 345-2000

Date of fiscal year end: December 31

Date of reporting period: December 31, 2024

Item 1. Reports to Shareholders

(a) Report pursuant to Rule 30e-1

Annual Shareholder Report

December 31, 2024

Extended Equity Market Index Fund

(PEXMX)

This annual shareholder report contains important information about Extended Equity Market Index Fund (the "fund") for the period of January 1, 2024 to December 31, 2024. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Extended Equity Market Index Fund	$26	0.24%

What drove fund performance during the past 12 months?

  Small- and mid-cap U.S. stocks produced strong gains for the second consecutive year in 2024, and various equity indexes reached all-time highs during the year. In the final months of the period, equity investors generally welcomed not only looser monetary policy, but also the U.S. election results. Former President Donald Trump defeated Vice President Kamala Harris in the presidential election, and Republican victories in the House of Representatives and Senate races gave them majorities in both chambers of Congress.

  Financials names produced robust results during the period as the Federal Reserve (Fed) began reducing interest rates in mid-September to avoid, in the words of Fed Chair Jerome Powell, “further cooling in labor market conditions.” Capital markets companies performed very well during the year, as KKR and Robinhood Markets advanced strongly.

  No sectors detracted from absolute returns during the reporting period.

  The trajectories of the economy, corporate earnings, and interest rates are unpredictable, and investor sentiment toward the broad market and various market segments could change without warning. Our main task is not to determine which stocks or sectors may perform best but, rather, to replicate the structure of the S&P Completion Index and closely track its performance.

How has the fund performed?

Cumulative Returns of a Hypothetical $10,000 Investment as of December 31, 2024

	Fund	Regulatory Benchmark	Strategy Benchmark
2014	10,000	10,000	10,000
2015	10,524	10,180	10,530
2015	10,484	10,194	10,484
2015	9,388	9,455	9,374
2015	9,671	10,048	9,665
2016	9,570	10,145	9,578
2016	9,889	10,412	9,901
2016	10,597	10,870	10,617
2016	11,215	11,327	11,207
2017	11,725	11,978	11,719
2017	12,045	12,339	12,028
2017	12,648	12,903	12,625
2017	13,228	13,721	13,237
2018	13,219	13,633	13,253
2018	14,021	14,163	14,039
2018	14,594	15,172	14,648
2018	11,951	13,002	11,970
2019	13,835	14,828	13,883
2019	14,243	15,435	14,303
2019	14,044	15,614	14,068
2019	15,261	17,035	15,315
2020	11,004	13,475	11,024
2020	14,348	16,443	14,457
2020	15,684	17,957	15,888
2020	19,965	20,593	20,242
2021	21,487	21,900	21,810
2021	22,987	23,705	23,362
2021	22,272	23,681	22,592
2021	22,422	25,877	22,742
2022	20,364	24,512	20,618
2022	16,200	20,418	16,353
2022	15,735	19,506	15,899
2022	16,591	20,907	16,706
2023	17,570	22,408	17,675
2023	18,669	24,288	18,806
2023	18,056	23,497	18,170
2023	20,797	26,334	20,878
2024	22,247	28,973	22,330
2024	21,480	29,904	21,563
2024	23,248	31,767	23,302
2024	24,263	32,604	24,403

202501-4140694, 202502-4108477

F124-052 2/25

Average Annual Total Returns

	1 Year	5 Years	10 Years
Extended Equity Market Index Fund	16.67%	9.72%	9.27%
Russell 3000 Index (Regulatory Benchmark)	23.81	13.86	12.55
S&P Completion Index (Strategy Benchmark)	16.88	9.77	9.33

The preceding line graph shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The fund’s performance information included in the line graph and table above is compared with a regulatory required index that represents an overall securities market (Regulatory Benchmark). In addition, the line graph and table may also include one or more indexes that more closely aligns to the fund's investment strategy (Strategy Benchmark(s)). Due to new SEC Rules on shareholder reporting the fund adopted a new broad-based securities market index, referred to as the Regulatory Benchmark. Market index returns do not include expenses, which are deducted from fund returns. The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.The fund’s past performance is not a good predictor of the fund’s future performance.Updated performance information can be found at www.troweprice.com.

What are some fund statistics?

Fund Statistics

  Total Net Assets (000s)$1,011,977
  Number of Portfolio Holdings1,625
  Investment Advisory Fees Paid (000s)$891
  Portfolio Turnover Rate11.8%

What did the fund invest in?

Sector Allocation (as a % of Net Assets)

Financials	17.9%
Information Technology	17.9
Industrials & Business Services	17.2
Consumer Discretionary	11.9
Health Care	11.3
Real Estate	5.3
Materials	4.7
Communication Services	4.4
Energy	4.0
Other	5.4

Top Ten Holdings (as a % of Net Assets)

Marvell Technology	1.3%
AppLovin	1.0
CRH	0.8
DoorDash	0.8
MicroStrategy	0.8
Trade Desk	0.7
Coinbase Global	0.7
Snowflake	0.7
Block	0.7
Datadog	0.6

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

Frank Russell Company "LSE" and S&P do not accept any liability for any errors or omissions in the indexes or data, and hereby expressly disclaim all warranties of originality, accuracy, completeness, timeliness, merchantability and fitness for a particular purpose. No party may rely on any indexes or data contained in this communication. Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

Extended Equity Market Index Fund

 (PEXMX)

T. Rowe Price Investment Services, Inc.

100 East Pratt Street

Baltimore, MD 21202

Item 1. (b) Notice pursuant to Rule 30e-3.

Not applicable.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. A copy of this code of ethics is filed as an exhibit to this Form N-CSR. No substantive amendments were approved or waivers were granted to this code of ethics during the period covered by this report.

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Directors has determined that Mr. Paul F. McBride qualifies as an audit committee financial expert, as defined in Item 3 of Form N-CSR. Mr. McBride is considered independent for purposes of Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

(a) – (d) Aggregate fees billed for the last two fiscal years for professional services rendered to, or on behalf of, the registrant by the registrant’s principal accountant were as follows:

	2024	2023
Audit Fees	$23,525	$24,714
Audit-Related Fees	-	-
Tax Fees	-	-
All Other Fees	-	-

Audit fees include amounts related to the audit of the registrant’s annual financial statements and services normally provided by the accountant in connection with statutory and regulatory filings. Audit-related fees include amounts reasonably related to the performance of the audit of the registrant’s financial statements and specifically include the issuance of a report on internal controls and, if applicable, agreed-upon procedures related to fund acquisitions. Tax fees include amounts related to services for tax compliance, tax planning, and tax advice. The nature of these services specifically includes the review of distribution calculations and the preparation of Federal, state, and excise tax returns. All other fees include the registrant’s pro-rata share of amounts for agreed-upon procedures in conjunction with service contract approvals by the registrant’s Board of Directors/Trustees.

(e)(1) The registrant’s audit committee has adopted a policy whereby audit and non-audit services performed by the registrant’s principal accountant for the registrant, its investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant require pre-approval in advance at regularly scheduled audit committee meetings. If such a service is required between regularly scheduled audit committee meetings, pre-approval may be authorized by one audit committee member with ratification at the next scheduled audit committee meeting. Waiver of pre-approval for audit or non-audit services requiring fees of a de minimis amount is not permitted.

 (2) No services included in (b) – (d) above were approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)  Less than 50 percent of the hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees.

(g)  The aggregate fees billed for the most recent fiscal year and the preceding fiscal year by the registrant’s principal accountant for non-audit services rendered to the registrant, its investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant were $1,262,000 and $1,524,000, respectively.

(h)  All non-audit services rendered in (g) above were pre-approved by the registrant’s audit committee. Accordingly, these services were considered by the registrant’s audit committee in maintaining the principal accountant’s independence.

(i)  Not applicable.

(j)  Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) Not applicable. The complete schedule of investments is included in Item 7 of this Form N-CSR.

(b) Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a – b) Report pursuant to Regulation S-X.

Financial Highlights
Portfolio of Investments
Financial Statements and Notes
Additional Fund Information
December 31, 2024
Financial Statements and Other Information
For more insights from T. Rowe Price
investment professionals, go to
troweprice.com .
T. ROWE PRICE
PEXMX Extended Equity Market
Index Fund

T. ROWE PRICE Extended Equity Market Index Fund
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
.. Year ..
.. Ended .
12/31/24 12/31/23 12/31/22 12/31/21 12/31/20
NET ASSET VALUE
Beginning of period $ 30.12 $ 24.92 $ 36.18 $ 37.12 $ 29.25
Investment activities
Net investment income
(1)(2)
0.32 0.32 0.29 0.27 0.24
Net realized and unrealized
gain/loss 4.84 5.98 (9.67) 4.17 8.74
Total from investment
activities 5.16 6.30 (9.38) 4.44 8.98
Distributions
Net investment income (0.36) (0.32) (0.33) (0.27) (0.24)
Net realized gain (2.14) (0.78) (1.55) (5.11) (0.87)
Total distributions (2.50) (1.10) (1.88) (5.38) (1.11)
NET ASSET VALUE
End of period $ 32.78 $ 30.12 $ 24.92 $ 36.18 $ 37.12
Ratios/Supplemental Data
Total return
(2)(3)
16.67% 25.35% (26.00)% 12.31% 30.82%
Ratios to average net assets:
(2)
Gross expenses before
waivers/payments by Price
Associates 0.24% 0.25% 0.26% 0.30% 0.35%
Net expenses after waivers/
payments by Price Associates 0.24% 0.25% 0.25% 0.30% 0.35%
Net investment income 0.99% 1.16% 1.01% 0.66% 0.83%
Portfolio turnover rate 11.8% 13.3% 13.7% 36.7% 35.9%
Net assets, end of period (in
thousands) $1,011,977 $953,770 $826,200 $1,281,380 $1,161,458
0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
Includes the impact of expense-related arrangements with Price Associates.
(3)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable.

T. ROWE PRICE Extended Equity Market Index Fund
December 31, 2024

Portfolio of Investments
‡
Shares/Par $ Value
(Cost and value in $000s)
‡
COMMON STOCKS  99.3%
COMMUNICATION SERVICES  4.4%
Diversified Telecommunication Services  0.5%
AST SpaceMobile (1)(2) 22,518 475
Cogent Communications Holdings  6,476 499
Frontier Communications Parent (2) 27,752 963
GCI Liberty, Class A, EC (2)(3) 21,362 —
Globalstar (2) 138,400 286
IDT, Class B  8,242 392
Iridium Communications  22,409 650
Liberty Global, Class A (2) 24,245 309
Liberty Global, Class C (2) 24,780 326
Liberty Latin America, Class C (2) 15,146 96
Lumen Technologies (2) 141,961 754
Shenandoah Telecommunications (1) 16,721 211
4,961
Entertainment  1.4%
AMC Entertainment Holdings, Class A (2) 15,532 62
Cinemark Holdings (2) 13,640 423
Endeavor Group Holdings, Class A (1) 21,715 679
Kartoon Studios (2) 31,610 19
Liberty Media Corp-Liberty Formula One, Class A (2) 6,187 520
Liberty Media Corp-Liberty Formula One, Class C (2) 31,160 2,887
Liberty Media Corp-Liberty Live, Class A (2) 2,414 161
Liberty Media Corp-Liberty Live, Class C (2) 6,646 452
Lions Gate Entertainment, Class B (2) 22,063 167
Madison Square Garden Entertainment (2) 6,783 241
Madison Square Garden Sports (2) 2,513 567
Playtika Holding  20,600 143
ROBLOX, Class A (2) 74,217 4,294
Roku (2) 14,934 1,110
Skillz (1)(2) 19,852 100
Sphere Entertainment (1)(2) 7,618 307
TKO Group Holdings (2) 7,974 1,133
Warner Music Group, Class A  23,501 729
13,994
Interactive Media & Services  1.0%
Angi (2) 14,100 23
Cargurus (2) 14,001 512
Cars.com (2) 9,920 172
fuboTV (1)(2) 76,600 96

T. ROWE PRICE Extended Equity Market Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
IAC (2) 6,234 269
MediaAlpha, Class A (2) 7,794 88
Pinterest, Class A (2) 86,226 2,501
Reddit, Class A (2) 13,962 2,282
Rumble (2) 17,800 232
Shutterstock  2,800 85
Snap, Class A (2) 144,220 1,553
TripAdvisor (2) 12,900 191
TrueCar (2) 55,425 207
Trump Media & Technology Group (2) 11,735 400
Vimeo (2) 40,596 260
Yelp (2) 7,192 278
Ziff Davis (2) 4,444 241
ZoomInfo Technologies (2) 26,533 279
9,669
Media  1.4%
Cable One (1) 535 194
Cardlytics (1)(2) 23,734 88
Clear Channel Outdoor Holdings (2) 123,500 169
EchoStar, Class A (1)(2) 21,227 486
EW Scripps, Class A (2) 39,945 88
Gray Television  37,600 118
John Wiley & Sons, Class A  7,356 321
Liberty Broadband, Class A (2) 3,586 267
Liberty Broadband, Class C (2) 15,760 1,178
Magnite (2) 17,700 282
New York Times, Class A  22,319 1,162
Nexstar Media Group  5,169 817
PubMatic, Class A (2) 10,300 151
Sinclair  11,410 184
Sirius XM Holdings  34,376 784
TechTarget (2) 8,000 159
TEGNA  33,090 605
Thryv Holdings (2) 11,122 165
Trade Desk, Class A (2) 61,259 7,200
14,418
Wireless Telecommunication Services  0.1%
Gogo (1)(2) 18,063 146
Telephone & Data Systems  16,970 579
United States Cellular (2) 3,857 242
967
Total Communication Services 44,009

T. ROWE PRICE Extended Equity Market Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
CONSUMER DISCRETIONARY  11.9%
Automobile Components  0.8%
Adient (2) 14,100 243
Autoliv  11,062 1,038
Dana  21,572 249
Dorman Products (2) 3,907 506
Fox Factory Holding (2) 6,800 206
Gentex  28,146 809
Gentherm (2) 6,000 240
Goodyear Tire & Rubber (2) 39,435 355
LCI Industries  4,295 444
Lear  6,976 661
Mobileye Global, Class A (1)(2) 11,004 219
Modine Manufacturing (2) 6,576 762
Motorcar Parts of America (2) 14,500 110
Patrick Industries  6,396 531
Phinia  6,482 312
QuantumScape (1)(2) 52,862 274
Standard Motor Products  5,388 167
Stoneridge (2) 14,036 88
Superior Industries International (2) 15,200 31
Visteon (2) 4,292 381
XPEL (2) 2,900 116
7,742
Automobiles  0.3%
Harley-Davidson  17,135 516
Lucid Group (1)(2) 146,658 443
Rivian Automotive, Class A (2) 84,017 1,117
Thor Industries (1) 7,514 719
Winnebago Industries  3,781 181
2,976
Broadline Retail  0.3%
Dillard's, Class A (1) 400 173
Etsy (2) 11,420 604
Kohl's (1) 22,042 309
Macy's  39,158 663
Nordstrom  13,832 334
Ollie's Bargain Outlet Holdings (2) 8,767 962
3,045
Distributors  0.0%
A-Mark Precious Metals  4,771 131
131

T. ROWE PRICE Extended Equity Market Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Diversified Consumer Services  1.0%
ADT  29,184 202
Adtalem Global Education (2) 6,276 570
Bright Horizons Family Solutions (2) 9,321 1,033
Carriage Services  6,600 263
Clear Secure, Class A  14,457 385
Duolingo (2) 5,876 1,905
Frontdoor (2) 10,887 595
Graham Holdings, Class B  340 296
Grand Canyon Education (2) 4,893 802
H&R Block  20,045 1,059
Laureate Education (2) 23,158 424
Service Corp. International  22,831 1,822
Strategic Education  4,020 376
Stride (2) 5,978 621
10,353
Hotels, Restaurants & Leisure  3.8%
Aramark  39,832 1,486
BJ's Restaurants (2) 4,933 173
Bloomin' Brands  17,943 219
Boyd Gaming  11,415 828
Brinker International (2) 4,933 653
Canterbury Park Holding  6,213 131
Cava Group (2) 12,657 1,428
Cheesecake Factory (1) 5,840 277
Choice Hotels International  2,330 331
Churchill Downs  9,598 1,282
Cracker Barrel Old Country Store  2,600 137
Dave & Buster's Entertainment (1)(2) 6,800 198
Denny's (2) 16,465 100
Dine Brands Global (1) 5,000 150
DoorDash, Class A (2) 46,791 7,849
DraftKings, Class A (2) 70,961 2,640
Dutch Bros, Class A (2) 14,159 742
Everi Holdings (2) 20,600 278
Flutter Entertainment (2) 23,280 6,017
Hilton Grand Vacations (2) 12,563 489
Hyatt Hotels, Class A  5,790 909
Jack in the Box  4,600 192
Life Time Group Holdings (2) 15,302 338
Light & Wonder (2) 12,586 1,087
Marriott Vacations Worldwide  4,752 427
Papa John's International  4,945 203

T. ROWE PRICE Extended Equity Market Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Penn Entertainment (2) 22,081 438
Planet Fitness, Class A (2) 12,872 1,273
Red Robin Gourmet Burgers (1)(2) 14,600 80
Red Rock Resorts, Class A  9,066 419
Sabre (2) 48,300 176
Shake Shack, Class A (2) 4,185 543
Six Flags Entertainment  9,051 436
Sweetgreen, Class A (1)(2) 13,752 441
Texas Roadhouse  8,710 1,572
Travel + Leisure  12,829 647
United Parks & Resorts (2) 4,767 268
Vail Resorts  4,374 820
Wendy's  31,039 506
Wingstop  4,736 1,346
Wyndham Hotels & Resorts  8,575 864
38,393
Household Durables  1.3%
Cavco Industries (2) 1,213 541
Century Communities  1,765 130
Champion Homes (2) 7,259 640
Cricut, Class A (1) 13,400 76
Flexsteel Industries  2,994 163
GoPro, Class A (2) 128,800 140
Green Brick Partners (2) 4,593 259
Helen of Troy (2) 3,300 197
Hovnanian Enterprises, Class A (2) 1,384 185
Installed Building Products  3,887 681
iRobot (2) 14,700 114
KB Home  11,856 779
La-Z-Boy  9,913 432
Leggett & Platt  11,147 107
LGI Homes (2) 3,930 351
Lovesac (1)(2) 5,600 133
M/I Homes (2) 3,260 433
Meritage Homes  4,250 654
Newell Brands  46,505 463
Sonos (2) 21,901 329
Taylor Morrison Home (2) 11,488 703
Tempur Sealy International  19,959 1,132
Toll Brothers  15,440 1,945
TopBuild (2) 4,344 1,352
Tri Pointe Homes (2) 16,119 585
Universal Electronics (2) 9,900 109

T. ROWE PRICE Extended Equity Market Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Whirlpool (1) 5,630 645
Worthington Enterprises  4,479 180
13,458
Leisure Products  0.4%
Acushnet Holdings (1) 5,075 361
Brunswick  9,963 644
Funko, Class A (2) 10,100 135
Malibu Boats, Class A (2) 4,300 162
Marine Products (1) 11,600 106
Mattel (2) 48,131 853
Peloton Interactive, Class A (2) 44,031 383
Polaris  8,209 473
Revelyst (2) 2,004 39
Topgolf Callaway Brands (1)(2) 17,500 138
YETI Holdings (2) 13,451 518
3,812
Specialty Retail  3.2%
1-800-Flowers.com, Class A (1)(2) 12,068 99
Abercrombie & Fitch, Class A (2) 6,976 1,043
Academy Sports & Outdoors  10,803 621
Advance Auto Parts  12,836 607
American Eagle Outfitters  18,577 310
Asbury Automotive Group (2) 2,421 588
AutoNation (2) 3,194 542
Bath & Body Works  35,413 1,373
Boot Barn Holdings (2) 5,282 802
Burlington Stores (2) 9,673 2,757
Caleres  6,430 149
Carvana (2) 17,290 3,516
Chewy, Class A (2) 16,982 569
Dick's Sporting Goods  7,972 1,824
Five Below (2) 8,524 895
Floor & Decor Holdings, Class A (2) 16,471 1,642
Foot Locker (2) 12,756 278
GameStop, Class A (2) 48,426 1,518
Gap  31,100 735
Genesco (2) 5,100 218
Group 1 Automotive  2,103 886
Guess? (1) 8,920 125
Lithia Motors  3,192 1,141
Monro  7,100 176
Murphy USA  2,631 1,320
National Vision Holdings (2) 15,322 160

T. ROWE PRICE Extended Equity Market Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
ODP (2) 6,512 148
Penske Automotive Group  2,704 412
PetMed Express (1)(2) 38,500 186
RealReal (1)(2) 35,000 382
Revolve Group (2) 8,700 291
RH (2) 2,594 1,021
Sally Beauty Holdings (2) 15,300 160
Signet Jewelers  6,243 504
Sleep Number (2) 7,500 114
Sonic Automotive, Class A  5,003 317
Stitch Fix, Class A (2) 33,100 143
Upbound Group  7,450 217
Urban Outfitters (2) 5,500 302
Valvoline (2) 20,044 725
Victoria's Secret (2) 9,624 399
Wayfair, Class A (1)(2) 12,355 548
Williams-Sonoma  16,099 2,981
32,744
Textiles, Apparel & Luxury Goods  0.8%
Capri Holdings (2) 14,840 313
Carter's (1) 5,889 319
Columbia Sportswear (1) 3,462 291
Crocs (2) 8,172 895
Figs, Class A (2) 19,600 121
G-III Apparel Group (2) 9,000 294
Hanesbrands (2) 27,206 221
Kontoor Brands  8,269 706
Levi Strauss, Class A  4,202 73
Movado Group  6,705 132
Oxford Industries (1) 2,200 173
PVH  7,179 759
Skechers USA, Class A (2) 18,800 1,264
Steven Madden  9,656 411
Superior Group  12,443 206
Under Armour, Class A (2) 18,600 154
Under Armour, Class C (2) 20,100 150
Vera Bradley (1)(2) 24,500 96
VF  54,329 1,166
Wolverine World Wide  15,200 337
8,081
Total Consumer Discretionary 120,735

T. ROWE PRICE Extended Equity Market Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
CONSUMER STAPLES  3.0%
Beverages  0.3%
Boston Beer, Class A (2) 1,500 450
Celsius Holdings (2) 22,632 596
Coca-Cola Consolidated  698 879
National Beverage  3,696 158
Primo Brands  21,572 664
Willamette Valley Vineyards (2) 10,850 36
2,783
Consumer Staples Distribution & Retail  1.3%
Albertsons, Class A  42,701 839
Andersons  7,287 295
BJ's Wholesale Club Holdings (2) 19,029 1,700
Casey's General Stores  5,468 2,167
Chefs' Warehouse (2) 6,300 311
Grocery Outlet Holding (2) 12,632 197
Ingles Markets, Class A  3,900 251
Maplebear (2) 22,502 932
Performance Food Group (2) 20,452 1,729
PriceSmart  3,450 318
SpartanNash  10,226 187
Sprouts Farmers Market (2) 14,621 1,858
U.S. Foods Holding (2) 32,726 2,208
United Natural Foods (2) 9,300 254
13,246
Food Products  0.8%
B&G Foods (1) 20,300 140
Calavo Growers  7,863 201
Cal-Maine Foods  5,543 571
Darling Ingredients (2) 16,036 540
Flowers Foods  33,083 684
Fresh Del Monte Produce  8,200 272
Freshpet (2) 5,830 864
Hain Celestial Group (2) 21,700 133
Ingredion  8,072 1,110
J & J Snack Foods  2,740 425
John B. Sanfilippo & Son  2,942 256
Lancaster Colony  2,417 418
Post Holdings (2) 6,455 739
Simply Good Foods (2) 14,785 576
TreeHouse Foods (2) 7,943 279
Utz Brands (1) 15,300 240

T. ROWE PRICE Extended Equity Market Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Vital Farms (2) 4,600 173
7,621
Household Products  0.2%
Central Garden & Pet (1)(2) 5,613 218
Central Garden & Pet, Class A (2) 10,652 352
Energizer Holdings  9,250 323
Spectrum Brands Holdings  4,393 371
WD-40  2,193 532
1,796
Personal Care Products  0.4%
Beauty Health (1)(2) 59,338 94
BellRing Brands (2) 18,442 1,389
Coty, Class A (2) 40,776 284
Edgewell Personal Care  8,050 270
elf Beauty (2) 8,399 1,055
Interparfums  3,289 433
Lifevantage (1) 20,700 363
Nu Skin Enterprises, Class A  15,316 106
USANA Health Sciences (2) 2,600 93
4,087
Tobacco  0.0%
Universal  3,808 209
209
Total Consumer Staples 29,742
ENERGY  4.0%
Energy Equipment & Services  1.1%
Archrock  21,788 542
Atlas Energy Solutions (1) 14,926 331
Cactus, Class A  9,375 547
ChampionX  26,005 707
DMC Global (1)(2) 8,000 59
Expro Group Holdings (2) 28,790 359
Forum Energy Technologies (2) 3,999 62
Helix Energy Solutions Group (2) 15,300 143
Helmerich & Payne  13,926 446
Kodiak Gas Services  8,442 345
Liberty Energy  23,880 475
Mammoth Energy Services (2) 18,000 54
Nabors Industries (2) 1,900 109
Noble  23,228 729
NOV  41,675 608

T. ROWE PRICE Extended Equity Market Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
NPK International (2) 12,576 96
Oceaneering International (2) 15,768 411
Oil States International (2) 38,050 193
Patterson-UTI Energy  48,051 397
Solaris Energy Infrastructure  14,966 431
TechnipFMC  69,529 2,012
TETRA Technologies (2) 30,241 108
Tidewater (2) 7,270 398
Transocean (1)(2) 105,220 395
Valaris (2) 7,900 349
Weatherford International  12,629 905
11,211
Oil, Gas & Consumable Fuels  2.9%
Adams Resources & Energy  4,341 164
Antero Midstream  41,150 621
Antero Resources (2) 34,645 1,214
California Resources  11,159 579
Centrus Energy, Class A (1)(2) 3,893 259
Cheniere Energy  29,664 6,374
Chord Energy  6,670 780
Civitas Resources  8,508 390
CNX Resources (2) 23,360 857
Comstock Resources (1)(2) 14,200 259
CONSOL Energy  4,683 500
Crescent Energy, Class A  15,920 233
CVR Energy  7,000 131
Delek U.S. Holdings  12,107 224
Dorian LPG  7,169 175
DT Midstream  10,649 1,059
Expand Energy  31,618 3,147
Green Plains (2) 24,300 230
Gulfport Energy (2) 2,064 380
HF Sinclair  21,064 738
International Seaways (1) 3,000 108
Kosmos Energy (2) 32,020 109
Magnolia Oil & Gas, Class A  28,971 677
Matador Resources  14,376 809
Murphy Oil (1) 15,571 471
Northern Oil & Gas (1) 11,268 419
Ovintiv  30,139 1,221
Par Pacific Holdings (2) 9,100 149
PBF Energy, Class A  15,346 407
Peabody Energy  16,937 355

T. ROWE PRICE Extended Equity Market Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Permian Resources  104,386 1,501
Range Resources  36,100 1,299
REX American Resources (2) 6,150 256
Ring Energy (2) 95,600 130
SandRidge Energy  15,785 185
Sitio Royalties, Class A  12,500 240
SM Energy  18,058 700
Talos Energy (2) 14,800 144
Uranium Energy (2) 87,770 587
Viper Energy  18,784 922
Vitesse Energy (1) 6,283 157
World Kinect  15,244 419
29,579
Total Energy 40,790
FINANCIALS  17.9%
Banks  6.0%
1st Source  5,161 301
Ameris Bancorp  10,063 630
Arrow Financial  11,310 325
Associated Banc-Corp  28,723 686
Atlantic Union Bankshares  8,519 323
Axos Financial (2) 8,369 585
Banc of California  22,247 344
BancFirst  2,817 330
Bancorp (2) 10,086 531
Bank of Hawaii (1) 5,166 368
Bank OZK  14,870 662
BankUnited  15,959 609
Banner  4,471 299
Berkshire Hills Bancorp  10,741 305
BOK Financial  4,052 431
Brookline Bancorp  22,331 263
Cadence Bank  20,783 716
Capitol Federal Financial  20,644 122
Cathay General Bancorp  7,294 347
City Holding  2,357 279
Columbia Banking System  28,993 783
Comerica  14,848 918
Commerce Bancshares  15,706 979
Community Financial System  9,592 592
ConnectOne Bancorp  11,183 256
Cullen/Frost Bankers  8,450 1,134
CVB Financial  26,609 570

T. ROWE PRICE Extended Equity Market Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Dime Community Bancshares  8,900 274
East West Bancorp  21,740 2,082
Eastern Bankshares  28,895 498
Enterprise Financial Services  4,053 229
First Bancorp North Carolina  8,897 391
First BanCorp Puerto Rico  36,988 688
First Busey  13,229 312
First Citizens BancShares, Class A  1,509 3,189
First Commonwealth Financial  17,900 303
First Community Bankshares  8,794 366
First Financial  6,317 292
First Financial Bancorp  13,000 349
First Financial Bankshares  19,107 689
First Hawaiian  14,873 386
First Horizon  72,942 1,469
First Interstate BancSystem, Class A  12,919 419
First Merchants  10,972 438
First United  7,001 236
Flagstar Financial (1) 34,077 318
Flushing Financial  19,125 273
FNB  38,112 563
Fulton Financial  28,578 551
German American Bancorp  9,715 391
Glacier Bancorp  15,455 776
Hancock Whitney  12,355 676
Heartland Financial USA  1,648 101
Hilltop Holdings  6,936 199
Home BancShares  20,125 570
HomeStreet (2) 8,965 102
Hope Bancorp  25,700 316
Independent Bank  6,665 428
Independent Bank Group  3,600 218
International Bancshares  7,972 503
Kearny Financial  29,937 212
Lakeland Financial  3,457 238
Live Oak Bancshares  6,400 253
Metropolitan Bank Holding (2) 4,700 274
MVB Financial  14,616 303
National Bank Holdings, Class A  8,984 387
NBT Bancorp  6,411 306
Nicolet Bankshares  3,393 356
Northrim BanCorp  1,998 156
Northwest Bancshares  24,083 318

T. ROWE PRICE Extended Equity Market Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
OceanFirst Financial  16,200 293
OFG Bancorp  12,892 546
Old National Bancorp  30,942 672
Pacific Premier Bancorp  15,841 395
Park National  2,436 418
Peapack-Gladstone Financial  8,257 265
Peoples Bancorp  9,913 314
Pinnacle Financial Partners  8,927 1,021
Popular  12,895 1,213
Preferred Bank  3,072 265
Prosperity Bancshares  12,713 958
Provident Bancorp (2) 20,500 234
Provident Financial Services  16,823 317
Renasant  10,633 380
S&T Bancorp  9,203 352
Sandy Spring Bancorp  11,908 401
Seacoast Banking  11,639 320
ServisFirst Bancshares  8,269 701
Simmons First National, Class A  16,979 377
Southside Bancshares  8,690 276
SouthState  8,793 875
Stock Yards Bancorp  7,154 512
Synovus Financial  23,000 1,178
Texas Capital Bancshares (2) 8,967 701
Tompkins Financial  4,323 293
Towne Bank  15,145 516
TriCo Bancshares  7,900 345
Triumph Financial (2) 1,765 160
TrustCo Bank  9,032 301
Trustmark  12,953 458
UMB Financial  7,286 822
United Bankshares  22,019 827
United Community Banks  16,137 521
Univest Financial  9,560 282
Valley National Bancorp  45,219 410
Veritex Holdings  9,000 244
WaFd  5,368 173
Washington Trust Bancorp  5,962 187
Webster Financial  29,133 1,609
WesBanco  13,991 455
West BanCorp  13,222 286
Westamerica BanCorp  5,346 280
Western Alliance Bancorp  18,587 1,553

T. ROWE PRICE Extended Equity Market Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Western New England Bancorp  27,519 253
Wintrust Financial  8,340 1,040
WSFS Financial  8,518 453
Zions Bancorp  17,153 931
60,469
Capital Markets  4.5%
Affiliated Managers Group  3,688 682
Ares Management, Class A  26,459 4,684
Artisan Partners Asset Management, Class A  9,764 420
BGC Group, Class A  49,221 446
Blue Owl Capital  63,261 1,471
Carlyle Group  28,414 1,435
Cohen & Steers  3,200 296
Coinbase Global, Class A (2) 28,276 7,021
DigitalBridge Group  22,800 257
Donnelley Financial Solutions (2) 5,165 324
Evercore, Class A  4,775 1,324
Federated Hermes  14,447 594
Hamilton Lane, Class A  5,200 770
Houlihan Lokey  7,290 1,266
Interactive Brokers Group, Class A  13,457 2,377
Janus Henderson Group  19,352 823
Jefferies Financial Group  19,593 1,536
Lazard  18,495 952
LPL Financial Holdings  9,941 3,246
Moelis, Class A  6,366 470
Morningstar  4,529 1,525
Open Lending (2) 37,046 221
Piper Sandler  2,542 763
PJT Partners, Class A  2,524 398
Robinhood Markets, Class A (2) 98,662 3,676
SEI Investments  10,743 886
StepStone Group, Class A  10,977 635
Stifel Financial  12,682 1,345
StoneX Group (2) 6,696 656
TPG  13,665 859
Tradeweb Markets, Class A  18,352 2,403
Victory Capital Holdings, Class A  1,829 120
Virtu Financial, Class A  13,247 473
Virtus Investment Partners  2,122 468
WisdomTree  25,737 270
45,092

T. ROWE PRICE Extended Equity Market Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Consumer Finance  0.9%
Ally Financial  36,889 1,328
Bread Financial Holdings  6,887 421
Credit Acceptance (1)(2) 900 422
Encore Capital Group (2) 5,000 239
Enova International (2) 3,339 320
EZCORP, Class A (2) 24,495 299
FirstCash Holdings  4,324 448
Green Dot, Class A (2) 13,100 139
Navient  20,000 266
Nelnet, Class A  510 54
NerdWallet, Class A (2) 10,979 146
OneMain Holdings  20,198 1,053
PRA Group (2) 6,206 130
PROG Holdings  8,919 377
SLM  37,800 1,043
SoFi Technologies (2) 148,866 2,293
Upstart Holdings (2) 10,382 639
9,617
Financial Services  2.8%
Affirm Holdings (2) 33,890 2,064
AvidXchange Holdings (2) 21,900 226
Block (2) 79,604 6,765
Cannae Holdings  9,900 197
Corebridge Financial  42,576 1,274
Equitable Holdings  49,796 2,349
Essent Group  16,746 912
Euronet Worldwide (2) 6,167 634
EVERTEC  12,731 440
Federal Agricultural Mortgage, Class C  1,802 355
Flywire (2) 15,129 312
HA Sustainable Infrastructure Capital  16,415 440
Jackson Financial, Class A  7,750 675
Marqeta, Class A (2) 69,277 263
MGIC Investment  31,981 758
Mr. Cooper Group (2) 10,433 1,002
NCR Atleos (2) 5,960 202
NMI Holdings, Class A (2) 5,811 214
Onity Group (2) 4,762 146
Payoneer Global (2) 64,779 650
PennyMac Financial Services  4,095 418
Radian Group  18,245 579
Remitly Global (2) 26,966 609

T. ROWE PRICE Extended Equity Market Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Rocket, Class A (1)(2) 15,600 176
Shift4 Payments, Class A (2) 8,698 903
Toast, Class A (2) 63,844 2,327
Voya Financial  17,101 1,177
Walker & Dunlop  4,982 484
Western Union  64,001 678
WEX (2) 5,189 910
28,139
Insurance  3.0%
Ambac Financial Group (2) 14,700 186
American Financial Group  8,879 1,216
Assured Guaranty  8,838 795
Axis Capital Holdings  14,035 1,244
Baldwin Insurance Group (2) 9,351 362
Bowhead Specialty Holdings (2) 2,000 71
Brighthouse Financial (2) 9,283 446
CNA Financial  518 25
CNO Financial Group  18,631 693
eHealth (2) 9,700 91
Enstar Group (2) 1,893 610
Fidelity National Financial  31,991 1,796
First American Financial  14,377 898
Genworth Financial (2) 79,006 552
Goosehead Insurance, Class A (2) 555 59
Hanover Insurance Group  6,691 1,035
Hippo Holdings (2) 8,200 220
Horace Mann Educators  8,351 328
James River Group Holdings  28,500 139
Kemper  10,111 672
Kinsale Capital Group  3,151 1,466
Lemonade (2) 10,100 370
Lincoln National  16,326 518
Markel Group (2) 1,609 2,777
MBIA (1) 22,000 142
Mercury General  5,590 372
Old Republic International  27,671 1,001
Palomar Holdings (2) 6,096 644
Primerica  4,797 1,302
ProAssurance (2) 13,640 217
Reinsurance Group of America  8,348 1,783
RenaissanceRe Holdings  8,270 2,058
RLI  4,097 675
Root, Class A (2) 2,405 175

T. ROWE PRICE Extended Equity Market Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Ryan Specialty Holdings  12,552 805
Safety Insurance Group  3,486 287
Selective Insurance Group  6,712 628
Skyward Specialty Insurance Group (2) 7,589 384
Stewart Information Services  4,480 302
TWFG (2) 8,086 249
United Fire Group  8,838 251
Unum Group  20,126 1,470
White Mountains Insurance Group  307 597
29,911
Mortgage Real Estate Investment Trusts  0.7%
ACRES Commercial Realty, REIT (1)(2) 16,332 264
AGNC Investment, REIT (1) 93,751 863
Annaly Capital Management, REIT  87,712 1,605
Apollo Commercial Real Estate Finance, REIT (1) 8,500 74
Arbor Realty Trust, REIT (1) 15,343 212
Ares Commercial Real Estate, REIT (1) 23,100 136
ARMOUR Residential REIT, REIT (1) 4,100 77
Blackstone Mortgage Trust, Class A, REIT  16,827 293
BrightSpire Capital, REIT  31,500 178
Cherry Hill Mortgage Investment, REIT (1) 44,762 118
Chimera Investment, REIT  12,033 168
Claros Mortgage Trust  31,053 140
Ellington Financial, REIT (1) 14,005 170
Invesco Mortgage Capital, REIT (1) 9,260 75
Ladder Capital, REIT  27,500 308
MFA Financial, REIT (1) 28,122 287
PennyMac Mortgage Investment Trust, REIT  21,600 272
Ready Capital, REIT (1) 13,636 93
Redwood Trust, REIT  33,367 218
Rithm Capital, REIT  80,906 876
Starwood Property Trust, REIT  30,359 575
TPG RE Finance Trust, REIT  26,100 222
Two Harbors Investment, REIT  13,200 156
7,380
Total Financials 180,608
HEALTH CARE  11.3%
Biotechnology  5.2%
4D Molecular Therapeutics (1)(2) 5,689 32
89bio (2) 14,000 110
ACADIA Pharmaceuticals (2) 20,210 371
Adamas Pharmaceuticals, CVR (2)(3) 26,000 —

T. ROWE PRICE Extended Equity Market Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Adamas Pharmaceuticals, CVR (2)(3) 26,000 —
ADMA Biologics (2) 30,482 523
Agios Pharmaceuticals (2) 10,063 331
Akero Therapeutics (2) 13,875 386
Aldeyra Therapeutics (2) 12,491 62
Alector (2) 25,000 47
Alkermes (2) 31,457 905
Alnylam Pharmaceuticals (2) 17,808 4,190
Amicus Therapeutics (2) 39,357 371
AnaptysBio (1)(2) 5,650 75
Annexon (2) 25,284 130
Annovis Bio (1)(2) 4,800 24
Apellis Pharmaceuticals (2) 15,453 493
Apogee Therapeutics (2) 6,251 283
Arcellx (2) 6,335 486
Arcturus Therapeutics Holdings (1)(2) 4,800 81
Arcus Biosciences (2) 9,900 147
Ardelyx (2) 29,400 149
Arrowhead Pharmaceuticals (2) 15,971 300
Avid Bioservices (1)(2) 12,400 153
Avidity Biosciences (2) 24,600 715
Beam Therapeutics (2) 13,848 343
Bicara Therapeutics (2) 5,596 98
Biohaven (2) 12,164 454
BioMarin Pharmaceutical (2) 24,035 1,580
Biomea Fusion (1)(2) 9,100 35
Blueprint Medicines (2) 10,500 916
Bridgebio Pharma (2) 17,142 470
C4 Therapeutics (2) 12,400 45
Cabaletta Bio (2) 14,700 33
CareDx (2) 7,316 157
Cargo Therapeutics (2) 5,973 86
Catalyst Pharmaceuticals (2) 17,569 367
Celldex Therapeutics (2) 11,125 281
CG oncology (2) 8,075 232
Cogent Biosciences (2) 14,100 110
Corbus Pharmaceuticals Holdings (2) 3,672 43
Crinetics Pharmaceuticals (2) 16,648 851
CRISPR Therapeutics (1)(2) 10,118 398
Cullinan Therapeutics (2) 8,484 103
Cytokinetics (2) 17,887 841
Day One Biopharmaceuticals (1)(2) 17,862 226
Denali Therapeutics (2) 20,345 415

T. ROWE PRICE Extended Equity Market Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Disc Medicine (2) 3,324 211
Dyne Therapeutics (2) 13,000 306
Editas Medicine (1)(2) 12,600 16
Emergent BioSolutions (1)(2) 11,800 113
Entrada Therapeutics (1)(2) 8,620 149
Exact Sciences (2) 28,907 1,624
Exelixis (2) 36,946 1,230
FibroGen (2) 116,000 61
Generation Bio (2) 39,365 42
Geron (2) 59,300 210
Gossamer Bio (2) 64,777 59
GRAIL (1)(2) 3,486 62
Halozyme Therapeutics (2) 18,495 884
Ideaya Biosciences (2) 12,922 332
IGM Biosciences (1)(2) 12,085 74
Immunome (2) 19,722 209
Immunovant (2) 7,911 196
Insmed (2) 28,911 1,996
Ionis Pharmaceuticals (2) 24,659 862
Iovance Biotherapeutics (2) 38,034 281
Janux Therapeutics (2) 5,605 300
Karyopharm Therapeutics (2) 64,300 44
Keros Therapeutics (2) 6,871 109
Krystal Biotech (2) 3,952 619
Kymera Therapeutics (2) 10,400 418
Kyverna Therapeutics (2) 3,777 14
LENZ Therapeutics (1) 6,035 174
Lexicon Pharmaceuticals (1)(2) 40,600 30
Lineage Cell Therapeutics (2) 60,223 30
Lyell Immunopharma (2) 67,158 43
Madrigal Pharmaceuticals (2) 2,677 826
MannKind (2) 15,592 100
Mersana Therapeutics (2) 18,800 27
Mirum Pharmaceuticals (2) 6,722 278
Monte Rosa Therapeutics (1)(2) 27,309 190
Mural Oncology (2) 9,695 31
Myriad Genetics (2) 9,396 129
Natera (2) 19,694 3,118
Neurocrine Biosciences (2) 15,102 2,061
Novavax (1)(2) 20,257 163
Nurix Therapeutics (2) 16,957 319
Nuvalent, Class A (2) 7,065 553
Oruka Therapeutics  4,271 83

T. ROWE PRICE Extended Equity Market Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
PMV Pharmaceuticals (2) 33,600 51
Praxis Precision Medicines (2) 5,303 408
Precigen (1)(2) 70,000 78
Protagonist Therapeutics (2) 7,985 308
Prothena (2) 21,981 304
PTC Therapeutics (2) 11,180 505
Recursion Pharmaceuticals, Class A (1)(2) 34,100 231
REGENXBIO (2) 6,421 50
Relay Therapeutics (2) 39,382 162
Replimune Group (2) 23,934 290
REVOLUTION Medicines (2) 27,020 1,182
Rhythm Pharmaceuticals (2) 7,300 409
Rocket Pharmaceuticals (2) 14,196 178
Roivant Sciences (2) 45,637 540
Sage Therapeutics (2) 14,769 80
Sana Biotechnology (1)(2) 22,300 36
Sarepta Therapeutics (2) 11,915 1,449
Scholar Rock Holding (2) 16,957 733
Soleno Therapeutics (2) 6,961 313
SpringWorks Therapeutics (2) 14,394 520
Spyre Therapeutics (2) 8,942 208
Summit Therapeutics (1)(2) 22,388 400
Syndax Pharmaceuticals (2) 9,600 127
Tenaya Therapeutics (2) 46,502 67
TG Therapeutics (2) 12,503 376
Travere Therapeutics (2) 10,200 178
Twist Bioscience (2) 7,413 345
Ultragenyx Pharmaceutical (2) 13,956 587
United Therapeutics (2) 6,078 2,145
Vaxcyte (2) 16,927 1,386
Vera Therapeutics (2) 12,389 524
Veracyte (2) 8,500 337
Vericel (2) 5,805 319
Viking Therapeutics (1)(2) 10,726 432
Viridian Therapeutics (2) 7,900 151
Voyager Therapeutics (2) 8,900 50
Xencor (2) 20,736 477
Zentalis Pharmaceuticals (1)(2) 23,376 71
53,031
Health Care Equipment & Supplies  1.8%
Artivion (2) 11,550 330
AtriCure (2) 9,700 296
Avanos Medical (2) 9,042 144

T. ROWE PRICE Extended Equity Market Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Butterfly Network (2) 45,300 141
Cerus (2) 83,800 129
ClearPoint Neuro (2) 17,700 272
CONMED  4,941 338
DENTSPLY SIRONA  38,179 725
Embecta  9,800 202
Enovis (2) 8,690 381
Envista Holdings (2) 23,543 454
Glaukos (2) 5,910 886
Globus Medical, Class A (2) 16,241 1,343
Haemonetics (2) 6,774 529
ICU Medical (2) 2,810 436
Inari Medical (2) 7,972 407
Inogen (2) 17,500 161
Inspire Medical Systems (2) 4,081 757
Integer Holdings (2) 3,837 509
Integra LifeSciences Holdings (2) 9,900 225
iRhythm Technologies (2) 2,857 258
Lantheus Holdings (2) 10,282 920
LeMaitre Vascular  3,871 357
LivaNova (2) 6,500 301
Masimo (2) 6,278 1,038
Merit Medical Systems (2) 8,768 848
Neogen (2) 18,440 224
Nevro (2) 41,746 155
Novocure (2) 19,431 579
Omnicell (2) 7,612 339
OraSure Technologies (2) 20,282 73
Orchestra BioMed Holdings (1)(2) 7,551 30
Orthofix Medical (2) 11,780 206
Penumbra (2) 6,285 1,493
PROCEPT BioRobotics (2) 6,153 495
QuidelOrtho (2) 6,900 307
RxSight (2) 1,872 64
STAAR Surgical (2) 7,700 187
Tactile Systems Technology (2) 7,950 136
Tandem Diabetes Care (1)(2) 11,259 406
TransMedics Group (1)(2) 4,584 286
UFP Technologies (2) 1,289 315
Zimvie (2) 7,400 103
17,785
Health Care Providers & Services  1.6%
Acadia Healthcare (2) 11,421 453

T. ROWE PRICE Extended Equity Market Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
AdaptHealth (2) 11,800 112
Addus HomeCare (2) 2,305 289
agilon health (1)(2) 75,624 144
Alignment Healthcare (2) 24,557 276
Amedisys (2) 3,088 280
AMN Healthcare Services (2) 6,493 155
Astrana Health (2) 7,586 239
Aveanna Healthcare Holdings (2) 33,583 153
BrightSpring Health Services (1)(2) 12,891 220
Brookdale Senior Living (1)(2) 24,407 123
Castle Biosciences (2) 4,600 123
Chemed  1,571 832
Community Health Systems (2) 24,200 72
Concentra Group Holdings Parent  30,711 607
CorVel (2) 4,794 533
Cross Country Healthcare (2) 10,600 193
DocGo (1)(2) 34,100 145
Encompass Health  15,977 1,476
Enhabit (2) 11,500 90
Ensign Group  8,116 1,078
Guardant Health (2) 14,300 437
HealthEquity (2) 9,302 893
Hims & Hers Health (2) 25,077 606
LifeStance Health Group (2) 11,800 87
ModivCare (1)(2) 5,300 63
National HealthCare  1,905 205
National Research  8,572 151
NeoGenomics (2) 18,155 299
OPKO Health (1)(2) 101,686 150
Option Care Health (2) 28,071 651
Oscar Health, Class A (2) 31,102 418
Owens & Minor (2) 12,100 158
Patterson  11,719 362
Pediatrix Medical Group (2) 17,700 232
Pennant Group (2) 10,830 287
Premier, Class A (1) 13,480 286
Privia Health Group (2) 12,700 248
Progyny (2) 11,600 200
RadNet (2) 6,897 482
Select Medical Holdings  22,405 422
Surgery Partners (1)(2) 10,700 227
Tenet Healthcare (2) 14,634 1,847
16,304

T. ROWE PRICE Extended Equity Market Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Health Care Technology  0.6%
CareCloud (1)(2) 23,700 87
Certara (2) 13,900 148
Doximity, Class A (2) 15,002 801
Evolent Health, Class A (2) 14,274 160
Health Catalyst (2) 16,500 117
HealthStream  9,300 296
Phreesia (2) 10,300 259
Schrodinger (2) 8,800 170
Teladoc Health (2) 12,062 109
Veeva Systems, Class A (2) 20,600 4,331
6,478
Life Sciences Tools & Services  1.0%
10X Genomics, Class A (2) 18,852 271
Avantor (2) 85,207 1,795
Azenta (1)(2) 6,322 316
BioLife Solutions (2) 5,100 132
Bio-Rad Laboratories, Class A (2) 2,768 909
Bruker  11,712 687
Fortrea Holdings (2) 10,900 203
Illumina (2) 20,353 2,720
Medpace Holdings (2) 3,404 1,131
Mesa Laboratories  1,400 185
Omniab, Earn Out Shares $12.50  525 —
Omniab, Earn Out Shares $15.00  525 —
Pacific Biosciences of California (1)(2) 71,506 131
Personalis (1)(2) 37,100 214
Quanterix (2) 9,700 103
Quantum-Si (1)(2) 67,600 183
Repligen (2) 9,021 1,299
Sotera Health (2) 12,200 167
10,446
Pharmaceuticals  1.1%
Aclaris Therapeutics (1)(2) 26,200 65
Alto Neuroscience (2) 5,346 23
Amphastar Pharmaceuticals (2) 5,290 196
Amylyx Pharmaceuticals (1)(2) 18,000 68
Arvinas (2) 13,120 251
Atea Pharmaceuticals (2) 44,100 148
Axsome Therapeutics (2) 5,380 455
Cassava Sciences (1)(2) 6,600 16
Collegium Pharmaceutical (2) 9,882 283

T. ROWE PRICE Extended Equity Market Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Corcept Therapeutics (1)(2) 10,243 516
Elanco Animal Health (2) 78,073 945
Evolus (2) 15,500 171
EyePoint Pharmaceuticals (1)(2) 16,926 126
Harmony Biosciences Holdings (2) 5,000 172
Harrow (2) 7,100 238
Innoviva (2) 17,400 302
Intra-Cellular Therapies (2) 13,143 1,098
Jazz Pharmaceuticals (2) 7,500 924
Ligand Pharmaceuticals (2) 2,686 288
MBX Biosciences (2) 7,119 131
Nuvation Bio (2) 69,100 184
Ocular Therapeutix (1)(2) 27,680 236
Organon  28,683 428
Pacira BioSciences (2) 10,400 196
Perrigo  18,336 471
Phibro Animal Health, Class A  9,514 200
Pliant Therapeutics (2) 22,518 297
Prestige Consumer Healthcare (2) 8,539 667
Rapport Therapeutics (2) 6,664 118
Revance Therapeutics (2) 21,100 64
Royalty Pharma, Class A  48,029 1,225
Scilex Holding (1)(2) 10,602 4
Supernus Pharmaceuticals (2) 7,900 286
Tarsus Pharmaceuticals (2) 5,359 297
Terns Pharmaceuticals (1)(2) 14,000 78
WaVe Life Sciences (2) 26,111 323
Xeris Biopharma Holdings (2) 32,053 109
Xeris Biopharma Holdings, CVR (2)(3) 36,100 —
11,599
Total Health Care 115,643
INDUSTRIALS & BUSINESS SERVICES  17.2%
Aerospace & Defense  1.5%
AAR (2) 2,355 144
AeroVironment (2) 3,887 598
Archer Aviation, Class A (1)(2) 40,700 397
BWX Technologies  12,990 1,447
Cadre Holdings (1) 5,305 171
Curtiss-Wright  5,756 2,043
HEICO  4,695 1,116
HEICO, Class A  10,226 1,903
Hexcel  14,427 905
Kratos Defense & Security Solutions (1)(2) 15,494 409

T. ROWE PRICE Extended Equity Market Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Leonardo DRS (2) 14,694 475
Loar Holdings (2) 4,026 298
Mercury Systems (2) 7,900 332
Moog, Class A  3,456 680
National Presto Industries  2,413 238
Park Aerospace  17,700 259
Rocket Lab USA (1)(2) 47,200 1,202
Spirit AeroSystems Holdings, Class A (2) 19,194 654
Standardaero (2) 10,278 254
Triumph Group (2) 20,200 377
V2X (2) 2,879 138
Woodward  8,877 1,477
15,517
Air Freight & Logistics  0.2%
Air Transport Services Group (2) 12,200 268
Forward Air (1)(2) 6,300 203
GXO Logistics (2) 14,673 638
Hub Group, Class A  10,561 471
1,580
Building Products  1.7%
AAON  9,101 1,071
Advanced Drainage Systems  10,164 1,175
Alpha Pro Tech (2) 16,000 85
Apogee Enterprises  3,752 268
Armstrong World Industries  7,115 1,006
AZEK (2) 23,711 1,125
AZZ  4,920 403
Carlisle  6,370 2,349
CSW Industrials  2,392 844
Fortune Brands Innovations  14,749 1,008
Gibraltar Industries (2) 1,833 108
Griffon  5,789 413
Hayward Holdings (2) 15,800 242
JELD-WEN Holding (2) 14,000 115
Masterbrand (2) 17,900 261
Owens Corning  13,184 2,245
Resideo Technologies (2) 22,561 520
Simpson Manufacturing  5,581 925
Trex (2) 18,143 1,252
UFP Industries  9,542 1,075
Zurn Elkay Water Solutions  16,859 629
17,119

T. ROWE PRICE Extended Equity Market Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Commercial Services & Supplies  1.3%
ABM Industries  5,678 291
ACCO Brands  30,789 162
ACV Auctions, Class A (2) 19,265 416
Brady, Class A  7,576 559
Brink's  6,725 624
Casella Waste Systems, Class A (2) 9,170 970
Cimpress (2) 3,493 250
Clean Harbors (2) 6,776 1,559
CoreCivic (2) 24,596 535
Ennis  13,291 280
Enviri (2) 19,160 148
GEO Group (2) 27,346 765
HNI  7,379 372
Interface  14,400 351
MillerKnoll  9,500 215
Montrose Environmental Group (2) 6,900 128
MSA Safety  5,660 938
OPENLANE (2) 20,363 404
Pitney Bowes  36,032 261
Quad/Graphics  25,000 174
RB Global  24,097 2,174
Tetra Tech  31,098 1,239
UniFirst  1,501 257
Vestis  16,450 251
Viad (2) 7,325 311
13,634
Construction & Engineering  1.7%
AECOM  17,995 1,922
Ameresco, Class A (1)(2) 6,400 150
API Group (2) 39,930 1,436
Arcosa  4,694 454
Comfort Systems USA  5,122 2,172
Construction Partners, Class A (2) 7,134 631
Dycom Industries (2) 4,109 715
EMCOR Group  6,409 2,909
Everus Construction Group (2) 6,673 439
Fluor (2) 20,125 993
Granite Construction  7,088 622
MasTec (2) 8,918 1,214
Matrix Service (2) 17,911 215
MYR Group (2) 2,200 327
Primoris Services  8,968 685

T. ROWE PRICE Extended Equity Market Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Sterling Infrastructure (2) 4,370 736
Valmont Industries  2,283 700
WillScot Holdings (2) 33,237 1,112
17,432
Electrical Equipment  1.6%
Acuity Brands  4,584 1,339
American Superconductor (2) 8,779 216
Array Technologies (1)(2) 32,800 198
Atkore  6,192 517
Blink Charging (1)(2) 80,500 112
Bloom Energy, Class A (1)(2) 28,349 630
Energy Vault Holdings (1)(2) 104,200 238
EnerSys  4,783 442
Enovix (1)(2) 24,500 266
Fluence Energy (2) 7,300 116
FuelCell Energy (1)(2) 10,622 96
GrafTech International (1)(2) 92,300 160
LSI Industries  14,693 285
NEXTracker, Class A (2) 18,906 691
nVent Electric  19,720 1,344
Plug Power (1)(2) 140,500 299
Powell Industries (1) 1,230 273
Regal Rexnord  8,241 1,278
Sensata Technologies Holding  26,895 737
SES AI (2) 211,800 464
Stem (1)(2) 166,700 101
Sunrun (2) 30,095 278
Thermon Group Holdings (2) 4,900 141
Vertiv Holdings, Class A  51,934 5,900
Vicor (2) 4,000 193
16,314
Ground Transportation  1.0%
ArcBest  3,494 326
Avis Budget Group (1)(2) 2,951 238
Covenant Logistics Group  4,012 219
Heartland Express  17,323 194
Knight-Swift Transportation Holdings  23,207 1,231
Landstar System  5,182 891
Lyft, Class A (2) 44,400 573
Marten Transport  8,800 137
RXO (2) 15,443 368
Ryder System  5,058 793
Saia (2) 4,213 1,920

T. ROWE PRICE Extended Equity Market Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
U-Haul Holding, Non-Voting  12,554 804
Werner Enterprises  7,353 264
XPO (2) 15,445 2,026
9,984
Machinery  3.2%
3D Systems (2) 77,250 253
AGCO  10,743 1,004
Alamo Group  1,974 367
Albany International, Class A  2,593 207
Allison Transmission Holdings  10,330 1,116
Astec Industries  4,900 165
Atmus Filtration Technologies  15,429 605
Barnes Group  7,600 359
Blue Bird (1)(2) 3,995 154
Chart Industries (2) 4,821 920
CNH Industrial  101,553 1,151
Commercial Vehicle Group (2) 32,200 80
Crane  6,817 1,035
Donaldson  13,854 933
Douglas Dynamics  8,300 196
Enerpac Tool Group  7,377 303
Enpro  2,744 473
Esab  10,425 1,250
ESCO Technologies  3,070 409
Federal Signal  8,968 829
Flowserve  13,928 801
Franklin Electric  3,428 334
Gates Industrial (2) 18,930 390
Graco  21,246 1,791
Greenbrier  6,800 415
Helios Technologies  6,000 268
Hillenbrand  9,461 291
Hillman Solutions (2) 12,851 125
Hurco  8,500 164
Hyster-Yale  3,300 168
ITT  10,043 1,435
John Bean Technologies  5,452 693
Kadant (1) 2,032 701
Kennametal  7,000 168
Lincoln Electric Holdings  7,800 1,462
Middleby (2) 8,778 1,189
Mueller Industries  14,745 1,170
Mueller Water Products, Class A  22,056 496

T. ROWE PRICE Extended Equity Market Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
NN (1)(2) 39,671 130
Oshkosh  7,029 668
Park-Ohio Holdings  6,209 163
Proto Labs (2) 6,299 246
RBC Bearings (2) 5,103 1,527
REV Group  5,331 170
Shyft Group  8,300 98
SPX Technologies (2) 6,283 914
Standex International  857 160
Symbotic (2) 4,900 116
Tennant  3,100 253
Terex  10,162 470
Timken  9,939 709
Titan International (2) 14,250 97
Toro  17,672 1,416
Trinity Industries  9,658 339
Wabash National  11,400 195
Watts Water Technologies, Class A  3,930 799
32,340
Marine Transportation  0.1%
Kirby (2) 7,439 787
Matson  3,450 465
1,252
Passenger Airlines  0.4%
Alaska Air Group (2) 14,312 927
Allegiant Travel  2,500 235
American Airlines Group (2) 74,229 1,294
Frontier Group Holdings (1)(2) 14,400 102
JetBlue Airways (2) 41,400 325
Joby Aviation (2) 65,600 533
SkyWest (2) 6,107 612
Sun Country Airlines Holdings (2) 8,200 120
4,148
Professional Services  2.5%
Alight, Class A  47,800 331
Amentum Holdings (2) 7,734 163
Asure Software (1)(2) 17,841 168
Booz Allen Hamilton Holding  19,496 2,509
CACI International, Class A (2) 2,568 1,038
CBIZ (2) 8,346 683
Clarivate (2) 77,030 391
Concentrix (1) 6,177 267

T. ROWE PRICE Extended Equity Market Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Conduent (2) 36,040 146
CRA International  2,173 407
CSG Systems International  3,020 154
Dun & Bradstreet Holdings  32,304 402
ExlService Holdings (2) 26,902 1,194
Exponent  5,614 500
First Advantage (2) 14,392 270
FTI Consulting (2) 5,569 1,064
Genpact  18,704 803
Huron Consulting Group (2) 3,154 392
ICF International  2,301 274
Innodata (2) 8,400 332
Insperity  4,882 378
KBR  16,675 966
Kforce  3,228 183
Korn Ferry  7,413 500
Legalzoom.com (2) 14,700 110
ManpowerGroup  7,115 411
Mastech Digital (2) 14,882 222
Maximus  7,111 531
Parsons (2) 3,965 366
Paycor HCM (2) 6,700 124
Paylocity Holding (2) 6,551 1,307
Robert Half  11,036 778
Science Applications International  5,939 664
SS&C Technologies Holdings  33,061 2,505
TaskUS, Class A (1)(2) 5,600 95
TransUnion  28,191 2,614
TriNet Group  4,192 380
TrueBlue (2) 20,100 169
TTEC Holdings  10,890 54
UL Solutions, Class A  3,769 188
Upwork (2) 24,625 403
Verra Mobility (2) 33,203 803
Willdan Group (2) 5,494 209
25,448
Trading Companies & Distributors  2.0%
Air Lease  10,921 527
Applied Industrial Technologies  5,426 1,299
Beacon Roofing Supply (2) 8,992 913
BlueLinx Holdings (2) 2,100 215
Boise Cascade  4,784 569
Core & Main, Class A (2) 27,813 1,416

T. ROWE PRICE Extended Equity Market Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Distribution Solutions Group (2) 408 14
DNOW (2) 8,600 112
Ferguson Enterprises  28,272 4,907
FTAI Aviation  14,774 2,128
GATX  3,825 593
GMS (2) 6,162 523
H&E Equipment Services  4,526 222
Herc Holdings  3,842 727
McGrath RentCorp  4,285 479
MRC Global (2) 20,600 263
MSC Industrial Direct, Class A  4,929 368
Rush Enterprises, Class A  7,516 412
SiteOne Landscape Supply (2) 7,626 1,005
Titan Machinery (1)(2) 6,900 97
Watsco  4,451 2,109
WESCO International  5,838 1,056
Willis Lease Finance (1) 1,530 318
Xometry, Class A (2) 8,300 354
20,626
Total Industrials & Business Services 175,394
INFORMATION TECHNOLOGY  17.9%
Communications Equipment  0.6%
Calix (2) 9,183 320
Ciena (2) 23,377 1,983
Clearfield (1)(2) 3,765 117
CommScope Holding (2) 39,600 206
Comtech Telecommunications (1)(2) 9,943 40
Digi International (2) 5,148 156
Extreme Networks (2) 15,246 255
Harmonic (2) 16,900 224
Infinera (1)(2) 37,300 245
KVH Industries (2) 37,763 215
Lumentum Holdings (2) 7,440 625
NETGEAR (2) 8,404 234
NetScout Systems (2) 10,900 236
Ribbon Communications (2) 28,496 118
Ubiquiti  752 250
Viasat (1)(2) 10,413 89
Viavi Solutions (2) 35,800 361
5,674
Electronic Equipment, Instruments & Components  2.1%
Advanced Energy Industries  5,729 662

T. ROWE PRICE Extended Equity Market Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Arlo Technologies (2) 21,152 237
Arrow Electronics (2) 6,434 728
Avnet  11,109 581
Badger Meter  4,400 933
Belden  8,226 926
Benchmark Electronics  6,799 309
Cognex  26,993 968
Coherent (2) 21,713 2,057
Crane NXT  5,135 299
CTS  7,145 377
ePlus (2) 3,279 242
Fabrinet (2) 5,373 1,181
FARO Technologies (2) 5,900 150
Flex (2) 54,592 2,096
Insight Enterprises (2) 3,651 555
IPG Photonics (2) 4,400 320
Itron (2) 5,447 591
Kimball Electronics (2) 10,770 202
Knowles (2) 12,529 250
Lightwave Logic (1)(2) 67,800 142
Littelfuse  2,838 669
Methode Electronics  16,250 192
MicroVision (1)(2) 108,200 142
Mirion Technologies (2) 22,000 384
Novanta (2) 5,433 830
OSI Systems (2) 1,938 325
PAR Technology (2) 6,830 496
PC Connection  1,605 111
Plexus (2) 4,246 664
Rogers (2) 2,650 269
Sanmina (2) 8,902 674
ScanSource (2) 3,499 166
TD SYNNEX  10,989 1,289
TTM Technologies (2) 3,980 99
Vishay Intertechnology  10,620 180
Vishay Precision Group (2) 7,422 174
Vontier  21,920 799
21,269
IT Services  2.1%
ASGN (2) 8,569 714
BigCommerce Holdings, Series 1 (1)(2) 24,685 151
Cloudflare, Class A (2) 40,716 4,384
DigitalOcean Holdings (2) 6,954 237

T. ROWE PRICE Extended Equity Market Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
DXC Technology (2) 26,863 537
Fastly, Class A (2) 18,300 173
Grid Dynamics Holdings (2) 12,400 276
Hackett Group  9,473 291
Kyndryl Holdings (2) 30,190 1,045
MongoDB (2) 10,133 2,359
Okta (2) 20,420 1,609
Snowflake, Class A (2) 44,946 6,940
Twilio, Class A (2) 19,617 2,120
Unisys (2) 14,252 90
20,926
Semiconductors & Semiconductor Equipment  3.3%
ACM Research, Class A (1)(2) 6,642 100
Aehr Test Systems (1)(2) 5,400 90
Allegro MicroSystems (2) 13,835 302
Alpha & Omega Semiconductor (2) 5,600 207
Ambarella (2) 3,700 269
Amkor Technology  12,474 320
Astera Labs (2) 2,017 267
Atomera (1)(2) 31,000 360
Axcelis Technologies (2) 4,702 329
Cirrus Logic (2) 7,414 738
Cohu (2) 10,300 275
Credo Technology Group Holding (2) 18,147 1,220
Diodes (2) 7,271 448
Entegris  23,207 2,299
FormFactor (2) 10,803 475
Impinj (2) 3,488 507
Kopin (2) 101,000 137
Kulicke & Soffa Industries  9,565 446
Lattice Semiconductor (2) 22,250 1,261
MACOM Technology Solutions Holdings (2) 9,443 1,227
Marvell Technology  121,008 13,365
MaxLinear (2) 11,870 235
MKS Instruments  11,069 1,156
NVE  1,871 152
Onto Innovation (2) 7,275 1,213
Penguin Solutions (1)(2) 9,470 182
Photronics (2) 10,888 257
Pixelworks (2) 62,300 45
Power Integrations  5,500 339
Qorvo (2) 9,891 692
Rambus (2) 19,117 1,011

T. ROWE PRICE Extended Equity Market Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Semtech (2) 12,278 759
Silicon Laboratories (2) 3,528 438
SiTime (2) 2,303 494
Synaptics (2) 6,082 464
Ultra Clean Holdings (2) 2,195 79
Universal Display  5,321 778
Veeco Instruments (2) 3,060 82
Wolfspeed (1)(2) 38,237 255
33,273
Software  9.4%
A10 Networks  24,572 452
ACI Worldwide (2) 16,223 842
Adeia  22,764 318
Agilysys (2) 4,281 564
Alarm.com Holdings (2) 7,821 476
Alkami Technology (2) 6,843 251
Altair Engineering, Class A (2) 5,723 624
Appfolio, Class A (2) 3,184 786
AppLovin, Class A (2) 30,336 9,824
Asana, Class A (2) 13,541 274
Aspen Technology (2) 4,196 1,047
Atlassian, Class A (2) 22,647 5,512
Aurora Innovation (2) 157,601 993
Bentley Systems, Class B  16,243 759
BILL Holdings (2) 16,183 1,371
Blackbaud (2) 6,575 486
BlackLine (2) 6,082 370
Box, Class A (2) 22,260 703
Braze, Class A (2) 13,166 551
C3.ai, Class A (2) 14,100 485
CCC Intelligent Solutions Holdings (2) 70,445 826
Cerence (2) 45,688 359
Cleanspark (1)(2) 41,205 379
Clearwater Analytics Holdings, Class A (2) 22,418 617
Commvault Systems (2) 6,659 1,005
Confluent, Class A (2) 38,196 1,068
Consensus Cloud Solutions (2) 7,067 169
Core Scientific (2) 39,785 559
Datadog, Class A (2) 44,696 6,387
Digimarc (1)(2) 4,000 150
DocuSign (2) 31,194 2,806
Dolby Laboratories, Class A  7,313 571
Domo, Class B (1)(2) 20,500 145

T. ROWE PRICE Extended Equity Market Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
DoubleVerify Holdings (2) 27,954 537
Dropbox, Class A (2) 22,896 688
Dynatrace (2) 42,567 2,313
Elastic (2) 10,960 1,086
Five9 (2) 9,410 382
Freshworks, Class A (2) 22,858 370
Gitlab, Class A (2) 14,400 811
Guidewire Software (2) 12,072 2,035
HashiCorp, Class A (2) 18,053 618
HubSpot (2) 7,520 5,240
Hut 8 (2) 11,597 238
Informatica, Class A (2) 7,837 203
Intapp (2) 6,100 391
Intellicheck (2) 19,500 55
InterDigital  4,304 834
Jamf Holding (2) 10,900 153
Klaviyo, Class A (1)(2) 9,277 383
LivePerson (1)(2) 59,000 90
LiveRamp Holdings (2) 2,190 66
Manhattan Associates (2) 9,009 2,435
MARA Holdings (1)(2) 32,377 543
Matterport (2) 30,525 145
MicroStrategy, Class A (2) 26,223 7,595
Mitek Systems (2) 18,497 206
N-able (2) 20,350 190
nCino (2) 10,223 343
NCR Voyix (2) 15,367 213
Nutanix, Class A (2) 38,327 2,345
ON24 (2) 36,300 234
OneSpan (2) 11,000 204
PagerDuty (2) 21,124 386
Pegasystems  5,500 513
Procore Technologies (1)(2) 15,105 1,132
Progress Software  8,668 565
PROS Holdings (2) 9,200 202
Q2 Holdings (2) 9,764 983
Qualys (2) 3,319 465
QXO (1) 39,812 633
Rapid7 (2) 3,443 138
RingCentral, Class A (2) 9,151 320
Riot Platforms (2) 39,700 405
Rubrik, Class A (2) 10,223 668
Samsara, Class A (2) 33,401 1,459

T. ROWE PRICE Extended Equity Market Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
SentinelOne, Class A (2) 34,708 771
Smartsheet, Class A (2) 19,365 1,085
SolarWinds  18,150 259
SoundHound AI, Class A (1)(2) 46,508 923
Sprinklr, Class A (2) 11,000 93
Sprout Social, Class A (2) 7,300 224
SPS Commerce (2) 4,280 787
Telos (2) 25,500 87
Tenable Holdings (2) 9,989 393
Teradata (2) 11,751 366
Terawulf (2) 42,916 243
UiPath, Class A (2) 45,411 577
Unity Software (2) 37,640 846
Upland Software (1)(2) 20,100 87
Varonis Systems (2) 13,251 589
Verint Systems (2) 13,351 366
Veritone (1)(2) 28,200 92
Vertex, Class A (2) 8,730 466
Workiva (2) 7,519 823
Xperi (2) 16,485 169
Yext (2) 20,000 127
Zeta Global Holdings, Class A (2) 19,533 351
Zoom Communications, Class A (2) 32,411 2,645
Zscaler (2) 13,413 2,420
Zuora, Class A (2) 29,600 294
95,627
Technology Hardware, Storage & Peripherals  0.4%
Eastman Kodak (1)(2) 19,000 125
Immersion (1) 20,635 180
Intevac (2) 39,700 135
IonQ (2) 21,831 912
Pure Storage, Class A (2) 39,370 2,418
Turtle Beach (2) 10,100 175
Xerox Holdings (1) 13,400 113
4,058
Total Information Technology 180,827
MATERIALS  4.7%
Chemicals  1.4%
American Vanguard  21,166 98
Arcadium Lithium (2) 105,225 540
Ashland  6,077 434
Aspen Aerogels (2) 8,421 100

T. ROWE PRICE Extended Equity Market Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Avient  14,178 579
Axalta Coating Systems (2) 28,663 981
Balchem  5,282 861
Cabot  8,220 751
Chemours  22,319 377
Ecovyst (2) 26,100 199
Element Solutions  31,444 800
Ginkgo Bioworks Holdings (1)(2) 19,340 190
Hawkins  1,513 186
HB Fuller  10,070 679
Huntsman  30,685 553
Ingevity (2) 7,700 314
Innospec  4,684 515
Minerals Technologies  3,010 229
NewMarket  680 359
Olin  17,067 577
PureCycle Technologies (2) 23,200 238
Quaker Chemical  2,496 351
RPM International  19,986 2,459
Scotts Miracle-Gro  7,759 515
Sensient Technologies  3,980 284
Stepan  3,100 201
Tronox Holdings  17,600 177
Westlake  4,427 508
14,055
Construction Materials  1.1%
CRH  91,210 8,439
Eagle Materials  4,467 1,102
Knife River (2) 6,672 678
Summit Materials, Class A (2) 23,162 1,172
11,391
Containers & Packaging  0.7%
AptarGroup  8,142 1,279
Berry Global Group  16,457 1,064
Crown Holdings  13,698 1,133
Graphic Packaging Holding  42,873 1,165
Greif, Class A  5,190 317
Myers Industries  14,316 158
O-I Glass (2) 27,600 299
Sealed Air  15,575 527
Silgan Holdings  8,209 427
Sonoco Products  10,907 533

T. ROWE PRICE Extended Equity Market Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
TriMas  12,000 295
7,197
Metals & Mining  1.3%
Alcoa  29,106 1,100
Alpha Metallurgical Resources (2) 1,673 335
Ampco-Pittsburgh (2) 21,600 45
Arch Resources  2,400 339
ATI (2) 18,315 1,008
Carpenter Technology  7,673 1,302
Century Aluminum (2) 7,258 132
Cleveland-Cliffs (2) 70,026 658
Coeur Mining (2) 72,736 416
Commercial Metals  14,049 697
Compass Minerals International  4,600 52
Gold Resource (2) 84,700 19
Hecla Mining  84,693 416
Ivanhoe Electric (2) 21,440 162
Kaiser Aluminum  1,236 87
Materion  2,600 257
Metallus (2) 10,000 141
MP Materials (1)(2) 25,776 402
Olympic Steel  2,610 86
Piedmont Lithium (1)(2) 14,000 122
Radius Recycling  6,048 92
Reliance  8,562 2,305
Royal Gold  8,447 1,114
Ryerson Holding  5,500 102
United States Steel  29,592 1,006
Warrior Met Coal  9,610 521
Worthington Steel  4,479 143
13,059
Paper & Forest Products  0.2%
Clearwater Paper (2) 1,988 59
Louisiana-Pacific  11,195 1,160
Sylvamo  4,392 347
1,566
Total Materials 47,268
REAL ESTATE  5.3%
Diversified Real Estate Investment Trusts  0.3%
Broadstone Net Lease, REIT  26,499 420
Empire State Realty Trust, Class A, REIT  40,652 420
Essential Properties Realty Trust, REIT  19,229 601

T. ROWE PRICE Extended Equity Market Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Gladstone Commercial, REIT  12,182 198
Global Net Lease, REIT  29,521 216
WP Carey, REIT  27,365 1,491
3,346
Health Care Real Estate Investment Trusts  0.5%
American Healthcare REIT, REIT  17,156 488
CareTrust REIT, REIT  15,917 430
Community Healthcare Trust, REIT  9,000 173
Diversified Healthcare Trust, REIT  31,089 71
Global Medical REIT, REIT  33,897 262
Healthcare Realty Trust, REIT  36,986 627
LTC Properties, REIT  2,950 102
Medical Properties Trust, REIT  89,399 353
National Health Investors, REIT (1) 5,798 402
Omega Healthcare Investors, REIT  30,296 1,147
Sabra Health Care REIT, REIT  20,632 357
Universal Health Realty Income Trust, REIT  6,850 255
4,667
Hotel & Resort Real Estate Investment Trusts  0.4%
Apple Hospitality REIT, REIT  43,846 673
DiamondRock Hospitality, REIT  30,600 276
Park Hotels & Resorts, REIT  23,648 333
Pebblebrook Hotel Trust, REIT  29,353 398
RLJ Lodging Trust, REIT  32,700 334
Ryman Hospitality Properties, REIT  6,715 701
Service Properties Trust, REIT  47,800 121
Summit Hotel Properties, REIT  30,400 208
Sunstone Hotel Investors, REIT  16,394 194
Xenia Hotels & Resorts, REIT  25,900 385
3,623
Industrial Real Estate Investment Trusts  0.7%
Americold Realty Trust, REIT  32,605 698
EastGroup Properties, REIT  7,137 1,145
First Industrial Realty Trust, REIT  16,791 842
Innovative Industrial Properties, REIT  4,983 332
Lineage, REIT  10,758 630
LXP Industrial Trust, REIT  37,861 307
Rexford Industrial Realty, REIT  34,744 1,343
STAG Industrial, REIT  19,477 659
Terreno Realty, REIT  16,467 974
6,930

T. ROWE PRICE Extended Equity Market Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Office Real Estate Investment Trusts  0.5%
Brandywine Realty Trust, REIT  34,143 191
COPT Defense Properties, REIT  7,705 239
Cousins Properties, REIT  13,507 414
Douglas Emmett, REIT  24,962 463
Easterly Government Properties, REIT  14,986 170
Franklin Street Properties, REIT  72,826 133
Highwoods Properties, REIT  7,240 221
JBG SMITH Properties, REIT  16,315 251
Kilroy Realty, REIT  19,100 773
NET Lease Office Properties, REIT (1) 4,521 141
Office Properties Income Trust, REIT (1) 51,041 51
Paramount Group, REIT  33,300 165
Piedmont Office Realty Trust, Class A, REIT  20,700 189
Postal Realty Trust, Class A, REIT  13,034 170
SL Green Realty, REIT  10,988 746
Vornado Realty Trust, REIT  28,055 1,180
5,497
Real Estate Management & Development  0.6%
Anywhere Real Estate (2) 21,100 70
Compass, Class A (2) 52,800 309
Cushman & Wakefield (2) 21,900 287
Douglas Elliman (2) 54,538 91
eXp World Holdings (1) 13,900 160
FRP Holdings (2) 8,130 249
Howard Hughes Holdings (2) 2,800 215
Jones Lang LaSalle (2) 6,014 1,522
Kennedy-Wilson Holdings  23,700 237
Newmark Group, Class A  25,804 331
Opendoor Technologies (2) 104,632 167
Rafael Holdings, Class B (2) 29,321 48
Redfin (2) 19,500 154
Seaport Entertainment Group (2) 3,311 93
Seritage Growth Properties, Class A (1)(2) 31,645 130
St. Joe  4,458 200
Tejon Ranch (1)(2) 14,850 236
Zillow Group, Class A (2) 5,741 407
Zillow Group, Class C (2) 20,477 1,516
6,422
Residential Real Estate Investment Trusts  0.7%
American Homes 4 Rent, Class A, REIT  41,033 1,535
Apartment Investment & Management, Class A, REIT (2) 41,458 377

T. ROWE PRICE Extended Equity Market Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Bluerock Homes Trust (1)(2) 6,174 82
Centerspace, REIT  3,200 212
Equity LifeStyle Properties, REIT  24,962 1,663
Independence Realty Trust, REIT  20,465 406
Sun Communities, REIT  18,596 2,287
UMH Properties, REIT  15,372 290
Veris Residential, REIT  11,270 187
7,039
Retail Real Estate Investment Trusts  0.8%
Acadia Realty Trust, REIT  26,804 648
Agree Realty, REIT  11,608 818
Alexander's, REIT  1,294 259
Brixmor Property Group, REIT  48,667 1,355
Curbline Properties, REIT  16,888 392
Getty Realty, REIT (1) 11,622 350
InvenTrust Properties, REIT  2,744 83
Kite Realty Group Trust, REIT  26,325 664
Macerich, REIT  28,354 565
NNN REIT, REIT  23,243 949
Phillips Edison, REIT  12,370 463
Retail Opportunity Investments, REIT  4,973 86
Saul Centers, REIT  6,819 265
SITE Centers, REIT  8,444 129
Tanger, REIT  14,049 480
Urban Edge Properties, REIT  9,367 201
7,707
Specialized Real Estate Investment Trusts  0.8%
CubeSmart, REIT  36,436 1,561
EPR Properties, REIT  6,521 289
Four Corners Property Trust, REIT  6,401 174
Gaming & Leisure Properties, REIT  36,305 1,749
Gladstone Land, REIT  13,309 144
Global Self Storage, REIT  33,399 178
Lamar Advertising, Class A, REIT  14,243 1,734
National Storage Affiliates Trust, REIT  8,516 323
Outfront Media, REIT  16,017 284
PotlatchDeltic, REIT  8,080 317
Rayonier, REIT  24,063 628
Safehold, REIT  8,208 152
Uniti Group, REIT  35,100 193
7,726
Total Real Estate 52,957

T. ROWE PRICE Extended Equity Market Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
UTILITIES  1.7%
Electric Utilities  0.5%
ALLETE  7,155 464
Genie Energy, Class B  9,586 149
Hawaiian Electric Industries (2) 23,731 231
IDACORP  5,405 591
MGE Energy  3,909 367
OGE Energy  32,555 1,343
Otter Tail  6,824 504
Portland General Electric  19,225 838
TXNM Energy  9,982 491
4,978
Gas Utilities  0.5%
Chesapeake Utilities  4,288 520
MDU Resources Group  26,694 481
National Fuel Gas  12,139 737
New Jersey Resources  13,704 639
Northwest Natural Holding  10,145 401
ONE Gas  8,767 607
RGC Resources  8,179 164
Southwest Gas Holdings  8,070 571
Spire  4,310 292
UGI  24,992 706
5,118
Independent Power & Renewable Electricity
Producers  0.2%
Clearway Energy, Class C  7,693 200
Montauk Renewables (2) 24,100 96
Ormat Technologies  7,590 514
Spruce Power Holding (1)(2) 19,162 57
Sunnova Energy International (1)(2) 20,600 71
Talen Energy (2) 6,151 1,239
2,177
Multi-Utilities  0.2%
Avista  10,850 397
Black Hills  8,110 475
Northwestern Energy Group  8,468 453
Unitil  5,708 309
1,634
Water Utilities  0.3%
American States Water  6,799 529

T. ROWE PRICE Extended Equity Market Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
California Water Service Group  9,614 436
Essential Utilities  31,916 1,159
Middlesex Water  6,354 334
SJW Group  4,960 244
2,702
Total Utilities 16,609
Total Common Stocks (Cost $578,178) 1,004,582
SHORT-TERM INVESTMENTS  0.6%
Money Market Funds  0.6%
T. Rowe Price Government Reserve Fund, 4.53% (4)(5) 6,444,354 6,444
6,444
U.S. Treasury Obligations  0.0%
U.S. Treasury Bills, 4.688%, 3/13/25 (6) 400,000 397
397
Total Short-Term Investments (Cost $6,840) 6,841
SECURITIES LENDING COLLATERAL  3.0%
INVESTMENTS IN A POOLED ACCOUNT THROUGH
SECURITIES LENDING PROGRAM WITH STATE STREET
BANK AND TRUST COMPANY 3.0%
Money Market Funds 3.0%
T. Rowe Price Government Reserve Fund, 4.53% (4)(5) 30,146,604 30,147
Total Investments in a Pooled Account through Securities
Lending Program with State Street Bank and Trust
Company 30,147
Total Securities Lending Collateral (Cost $30,147) 30,147
Total Investments in Securities
102.9% of Net Assets
(Cost $615,165) $ 1,041,570
‡ Shares/Par and Notional Amount are denominated in U.S. dollars unless otherwise noted.
(1) See Note 4. All or a portion of this security is on loan at December 31, 2024.
(2) Non-income producing
(3) See Note 2. Level 3 in fair value hierarchy.
(4) Seven-day yield
(5) Affiliated Companies

T. ROWE PRICE Extended Equity Market Index Fund

.
.
.
.
.
.
.
.
.
.
(6) At December 31, 2024, all or a portion of this security is pledged as collateral and/or margin deposit to cover future funding obligations.
CVR Contingent Value Rights
EC Escrow CUSIP; represents a beneficial interest in a residual pool of assets;
the amount and timing of future distributions, if any, is uncertain; when presented, interest rate and maturity date are those of the original security.
REIT A domestic Real Estate Investment Trust whose distributions pass-through with original tax character to the shareholder

T. ROWE PRICE Extended Equity Market Index Fund

FUTURES CONTRACTS
($000s)
Expiration
Date
Notional
Amount
Value and
Unrealized
Gain (Loss)
Long, 37 Russell 2000 E-Mini Index contracts 3/25 4,162 $ (248)
Long, 5 S&P 400 E-Mini MidCap Index contracts 3/25 1,573 (85)
Net payments (receipts) of variation margin to date 340
Variation margin receivable (payable) on open futures contracts $ 7

T. ROWE PRICE Extended Equity Market Index Fund

The accompanying notes are an integral part of these financial statements.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control.
The following securities were considered affiliated companies for all or some portion of the year ended December 31, 2024. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund,
4.53% $ — $ — $ 227++
Totals $ —# $ — $ 227+
Supplementary Investment Schedule
Affiliate
Value
12/31/23
Purchase
Cost
Sales
Cost
Value
12/31/24
T. Rowe Price Government
Reserve Fund, 4.53% $ 57,881  ¤  ¤ $ 36,591
Total $ 36,591^
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain (loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees as described in Note 4.
+ Investment income comprised $227 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $36,591.

T. ROWE PRICE Extended Equity Market Index Fund
December 31, 2024
Statement of Assets and Liabilities

($000s, except shares and per share amounts)
The accompanying notes are an integral part of these financial statements.
Assets
Investments in securities, at value (cost $615,165) $ 1,041,570
Dividends receivable 849
Receivable for shares sold 440
Variation margin receivable on futures contracts 7
Other assets 60
Total assets 1,042,926
Liabilities
Obligation to return securities lending collateral 30,147
Payable for shares redeemed 556
Investment management fees payable 81
Due to affiliates 72
Payable for investment securities purchased 6
Payable to directors 1
Other liabilities 86
Total liabilities 30,949
NET ASSETS $ 1,011,977
Net Assets Consist of:
Total distributable earnings (loss) $ 444,830
Paid-in capital applicable to 30,867,968 shares of $0.0001
par value capital stock outstanding; 2,000,000,000 shares of the Corporation authorized 567,147
NET ASSETS $ 1,011,977
NET ASSET VALUE PER SHARE $ 32.78

T. ROWE PRICE Extended Equity Market Index Fund
Statement of Operations

($000s)
The accompanying notes are an integral part of these financial statements.
Year
Ended
12/31/24
Investment Income (Loss)
Income
Dividend (net of foreign taxes of $12) $ 11,363
Securities lending 533
.
  Interest 20
Total income 11,916
Expenses
Investment management 876
Shareholder servicing 1,058
Prospectus and shareholder reports 33
Custody and accounting 218
Registration 40
Legal and audit 35
Directors 3
Miscellaneous 22
Repaid to Price Associates 15
Total expenses 2,300
Net investment income 9,616
Realized and Unrealized Gain / Loss –
Net realized gain (loss)
Securities 67,026
Futures 1,009
Net realized gain 68,035
Change in net unrealized gain / loss
Securities 73,373
Futures (717)
Change in net unrealized gain / loss 72,656
Net realized and unrealized gain / loss 140,691
INCREASE IN NET ASSETS FROM OPERATIONS $ 150,307

T. ROWE PRICE Extended Equity Market Index Fund
Statement of Changes in Net Assets

($000s)
The accompanying notes are an integral part of these financial statements.
Year . . . . . . . . . . . . . .
Ended . . . . . . . . . . . . . .
12/31/24 12/31/23
Increase (Decrease) in Net Assets
Operations
Net investment income $ 9,616 $ 10,088
Net realized gain 68,035 44,804
Change in net unrealized gain / loss 72,656 144,262
Increase in net assets from operations 150,307 199,154
Distributions to shareholders
Net earnings (72,739) (33,659)
Capital share transactions
*
Shares sold 73,678 61,049
Distributions reinvested 66,647 31,104
Shares redeemed (159,686) (130,078)
Decrease in net assets from capital share
transactions (19,361) (37,925)
Net Assets
Increase during period 58,207 127,570
Beginning of period 953,770 826,200
End of period $ 1,011,977 $ 953,770
*Share information (000s)
Shares sold 2,280 2,223
Distributions reinvested 1,915 1,052
Shares redeemed (4,996) (4,762)
Decrease in shares outstanding (801) (1,487)

T. ROWE PRICE Extended Equity Market Index Fund
NOTES TO FINANCIAL STATEMENTS

T. Rowe Price Index Trust, Inc. (the corporation) is registered under the
Investment Company Act of 1940 (the 1940 Act). The Extended Equity Market
Index Fund (the fund) is an open-end management investment company established by the corporation and intends to be diversified in approximately the same proportion as the index it tracks is diversified. The fund may become nondiversified for periods of time solely as a result of changes in the composition of the index (for example, changes in the relative market capitalization or index weighting of one or more securities represented in the index). The fund seeks to track the performance of a benchmark index that measures the investment return of small- and mid-capitalization U.S. stocks.
NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES
Basis of Preparation  The fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards
Board (FASB) Accounting Standards Codification Topic 946 (ASC 946).
The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America
(GAAP), including, but not limited to, ASC 946. GAAP requires the use of estimates made by management. Management believes that estimates and valuations are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the accompanying financial statements may differ from the value ultimately realized upon sale or maturity.
Investment Transactions, Investment Income, and Distributions  Investment
transactions are accounted for on the trade date basis. Income and expenses are recorded on the accrual basis. Realized gains and losses are reported on the identified cost basis. Premiums and discounts on debt securities are amortized for financial reporting purposes. Income tax-related interest and penalties, if incurred, are recorded as income tax expense. Dividends received from other investment companies are reflected as dividend income; capital gain distributions are reflected as realized gain/loss. Dividend income and capital gain distributions are recorded on the ex-dividend date. Distributions from REITs are initially recorded as dividend income and, to the extent such represent a return of capital or capital gain for tax purposes, are reclassified when such information becomes available. Non-cash dividends, if any, are recorded at the fair market value of the asset received. Proceeds from litigation payments, if any, are included in either net realized gain (loss) or change

T. ROWE PRICE Extended Equity Market Index Fund

in net unrealized gain/loss from securities. Distributions to shareholders are recorded on the ex-dividend date. Income distributions, if any, are declared and paid annually. A capital gain distribution, if any, may also be declared and paid by the fund annually.
In-Kind Redemptions  In accordance with guidelines described in the fund’s prospectus, and when considered to be in the best interest of all shareholders, the fund may distribute portfolio securities rather than cash as payment for a redemption of fund shares (in-kind redemption). Gains and losses realized on in-kind redemptions are not recognized for tax purposes and are reclassified from undistributed realized gain (loss) to paid-in capital. During the year ended
December 31, 2024, the fund realized $1,783,000 of net gain on $2,496,000 of in-kind redemptions.
Capital Transactions  Each investor’s interest in the net assets of the fund is represented by fund shares. The fund’s net asset value (NAV) per share is computed at the close of the New York Stock Exchange (NYSE), normally
4 p.m. Eastern time, each day the NYSE is open for business. However, the
NAV per share may be calculated at a time other than the normal close of the
NYSE if trading on the NYSE is restricted, if the NYSE closes earlier, or as may be permitted by the SEC. Purchases and redemptions of fund shares are transacted at the next-computed NAV per share, after receipt of the transaction order by T. Rowe Price Associates, Inc., or its agents.
New Accounting Guidance  In December 2023, the FASB issued Accounting
Standards Update (ASU), ASU 2023-09, Income Taxes (Topic 740) –
Improvements to Income Taxes Disclosures, which enhances the transparency of income tax disclosures. The ASU requires public entities, on an annual basis, to provide disclosure of specific categories in the rate reconciliation, as well as disclosure of income taxes paid disaggregated by jurisdiction. The amendments under this ASU are required to be applied prospectively and are effective for fiscal years beginning after December 15, 2024. Management expects that adoption of the guidance will not have a material impact on the fund’s financial statements.
Indemnification  In the normal course of business, the fund may provide indemnification in connection with its officers and directors, service providers, and/or private company investments. The fund’s maximum exposure under these arrangements is unknown; however, the risk of material loss is currently considered to be remote.

T. ROWE PRICE Extended Equity Market Index Fund

NOTE 2 - VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the
NYSE and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s
Board of Directors (the Board) has designated T. Rowe Price Associates, Inc.
as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation
Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial

T. ROWE PRICE Extended Equity Market Index Fund

instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-
counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC
Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities.
Debt securities generally are traded in the over-the-counter (OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider factors such as, but not limited to, the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Futures contracts are valued at closing settlement prices. Assets and liabilities other than financial instruments, including short-
term receivables and payables, are carried at cost, or estimated realizable value, if less, which approximates fair value.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the
Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation
Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples;
a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination.
Fair value determinations are reviewed on a regular basis. Because any fair

T. ROWE PRICE Extended Equity Market Index Fund

value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.
Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on December 31, 2024
(for further detail by category, please refer to the accompanying Portfolio of Investments):
NOTE 3 - DERIVATIVE INSTRUMENTS
During the year ended December 31, 2024, the fund invested in derivative instruments. As defined by GAAP, a derivative is a financial instrument whose value is derived from an underlying security price, foreign exchange rate, interest rate, index of prices or rates, or other variable; it requires little or no initial investment and permits or requires net settlement or delivery of cash or other assets. The fund invests in derivatives only if the expected risks and rewards are consistent with its investment objectives, policies, and overall risk profile, as described in its prospectus and Statement of Additional Information.
The fund may use derivatives for a variety of purposes and may use them to establish both long and short positions within the fund’s portfolio. Potential uses
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Common Stocks $ 1,004,578 $ 4 $ — $ 1,004,582
Short-Term Investments 6,444 397 — 6,841
Securities Lending Collateral 30,147 — — 30,147
Total $ 1,041,169 $ 401 $ — $ 1,041,570
Liabilities
Futures Contracts* $ 333 $ — $ — $ 333
* The fair value presented includes cumulative gain (loss) on open futures contracts;
however, the net value reflected on the accompanying Portfolio of Investments is only the unsettled variation margin receivable (payable) at that date.

T. ROWE PRICE Extended Equity Market Index Fund

include to hedge against declines in principal value, increase yield, invest in an asset with greater efficiency and at a lower cost than is possible through direct investment, to enhance return, or to adjust credit exposure. The risks associated with the use of derivatives are different from, and potentially much greater than, the risks associated with investing directly in the instruments on which the derivatives are based.
The fund values its derivatives at fair value and recognizes changes in fair value currently in its results of operations. Accordingly, the fund does not follow hedge accounting, even for derivatives employed as economic hedges. Generally, the fund accounts for its derivatives on a gross basis. It does not offset the fair value of derivative liabilities against the fair value of derivative assets on its financial statements, nor does it offset the fair value of derivative instruments against the right to reclaim or obligation to return collateral. The following table summarizes the fair value of the fund’s derivative instruments held as of
December 31, 2024, and the related location on the accompanying Statement of
Assets and Liabilities, presented by primary underlying risk exposure:
($000s)
Location on Statement of
Assets and Liabilities Fair Value*
*
Liabilities
Equity derivatives Futures $ 333
Total $ 333
* The fair value presented includes cumulative gain (loss) on open futures contracts;
however, the value reflected on the accompanying Statement of Assets and Liabilities is only the unsettled variation margin receivable (payable) at that date.

T. ROWE PRICE Extended Equity Market Index Fund

Additionally, the amount of gains and losses on derivative instruments recognized in fund earnings during the year ended December 31, 2024, and the related location on the accompanying Statement of Operations is summarized in the following table by primary underlying risk exposure:
Counterparty Risk and Collateral  The fund invests in exchange-traded and/or centrally cleared derivative contracts, such as futures, exchange-traded options, and centrally cleared swaps. Counterparty risk on such derivatives is minimal because the clearinghouse provides protection against counterparty defaults.
For futures and centrally cleared swaps, the fund is required to deposit collateral in an amount specified by the clearinghouse and the clearing firm (margin requirement), and the margin requirement must be maintained over the life of the contract. Each clearinghouse and clearing firm, in its sole discretion, may adjust the margin requirements applicable to the fund.
Collateral may be in the form of cash or debt securities issued by the U.S.
government or related agencies. Cash posted by the fund is reflected as cash deposits in the accompanying financial statements and generally is restricted from withdrawal by the fund; securities posted by the fund are so noted in the accompanying Portfolio of Investments; both remain in the fund’s assets. While typically not sold in the same manner as equity or fixed income securities, exchange-traded or centrally cleared derivatives may be closed out only on the exchange or clearinghouse where the contracts were cleared. This ability is subject to the liquidity of underlying positions. As of December 31, 2024, securities valued at $397,000 had been posted by the fund for exchange-traded and/or centrally cleared derivatives.
($000s)
Location of Gain (Loss) on Statement of Operations
Futures
Realized Gain (Loss)
Equity derivatives $ 1,009
Total $ 1,009
Change in Unrealized
Gain (Loss)
Equity derivatives $ (717)
Total $ (717)

T. ROWE PRICE Extended Equity Market Index Fund

Futures Contracts  The fund is subject to equity price risk in the normal course of pursuing its investment objectives and uses futures contracts to help manage such risk. The fund may enter into futures contracts as an efficient means of maintaining liquidity while being invested in the market, to facilitate trading, or to reduce transaction costs. A futures contract provides for the future sale by one party and purchase by another of a specified amount of a specific underlying financial instrument at an agreed-upon price, date, time, and place. The fund currently invests only in exchange-traded futures, which generally are standardized as to maturity date, underlying financial instrument, and other contract terms. Payments are made or received by the fund each day to settle daily fluctuations in the value of the contract (variation margin), which reflect changes in the value of the underlying financial instrument. Variation margin is recorded as unrealized gain or loss until the contract is closed. The value of a futures contract included in net assets is the amount of unsettled variation margin; net variation margin receivable is reflected as an asset and net variation margin payable is reflected as a liability on the accompanying
Statement of Assets and Liabilities. When a contract is closed, a realized gain or loss is recorded on the accompanying Statement of Operations. Risks related to the use of futures contracts include possible illiquidity of the futures markets, contract prices that can be highly volatile and imperfectly correlated to movements in hedged security values, and potential losses in excess of the fund’s initial investment. During the year ended December 31, 2024, the volume of the fund’s activity in futures, based on underlying notional amounts, was generally less than 1% of net assets.
NOTE 4 - OTHER INVESTMENT TRANSACTIONS
Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks and/or to enhance performance.
The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of
Additional Information.
Securities Lending  The fund may lend its securities to approved borrowers to earn additional income. Its securities lending activities are administered by a lending agent in accordance with a securities lending agreement. Security loans generally do not have stated maturity dates, and the fund may recall a security at any time. The fund receives collateral in the form of cash or U.S. government securities. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities; any additional collateral required due to

T. ROWE PRICE Extended Equity Market Index Fund

changes in security values is delivered to the fund the next business day. Cash collateral is invested in accordance with investment guidelines approved by fund management. Additionally, the lending agent indemnifies the fund against losses resulting from borrower default. Although risk is mitigated by the collateral and indemnification, the fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities, collateral investments decline in value, and the lending agent fails to perform. Securities lending revenue consists of earnings on invested collateral and borrowing fees, net of any rebates to the borrower, compensation to the lending agent, and other administrative costs. In accordance with GAAP, investments made with cash collateral are reflected in the accompanying financial statements, but collateral received in the form of securities is not. At
December 31, 2024, the value of loaned securities was $28,718,000; the value of cash collateral and related investments was $30,147,000.
Other  Purchases and sales of portfolio securities other than in-kind transactions, if any, and short-term securities aggregated $114,096,000 and
$194,126,000, respectively, for the year ended December 31, 2024.
NOTE 5 - FEDERAL INCOME TAXES
Generally, no provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company under
Subchapter M of the Internal Revenue Code and distribute to shareholders all of its taxable income and gains. Distributions determined in accordance with federal income tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes.
The fund files U.S. federal, state, and local tax returns as required. The fund’s tax returns are subject to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.
Capital accounts within the financial reporting records are adjusted for permanent book/tax differences to reflect tax character but are not adjusted for temporary differences. The permanent book/tax adjustments, if any, have no impact on results of operations or net assets. The permanent book/tax adjustments relate primarily to redemptions in kind and deemed distributions on shareholder redemptions.

T. ROWE PRICE Extended Equity Market Index Fund

The tax character of distributions paid for the periods presented was as follows:
At December 31, 2024, the tax-basis cost of investments (including derivatives, if any) and gross unrealized appreciation and depreciation were as follows:
At December 31, 2024, the tax-basis components of accumulated net earnings
(loss) were as follows:
Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement purposes versus for tax purposes; these differences will reverse in a subsequent reporting period. The temporary differences relate primarily to the deferral of losses from wash sales and the realization of gains/losses on passive foreign investment companies.
($000s)
December 31,
2024
December 31,
2023
Ordinary income (including short-term capital
gains, if any) $ 14,773 $ 10,853
Long-term capital gain 57,966 22,806
Total distributions $ 72,739 $ 33,659
($000s)
Cost of investments $ 618,836
Unrealized appreciation $ 504,787
Unrealized depreciation (82,053)
Net unrealized appreciation (depreciation) $ 422,734
($000s)
Undistributed ordinary income $ 1,342
Undistributed long-term capital gain 20,754
Net unrealized appreciation (depreciation) 422,734
Total distributable earnings (loss) $ 444,830

T. ROWE PRICE Extended Equity Market Index Fund

NOTE 6 - FOREIGN TAXES
The fund is subject to foreign income taxes imposed by certain countries in which it invests. Additionally, capital gains realized upon disposition of securities issued in or by certain foreign countries are subject to capital gains tax imposed by those countries. All taxes are computed in accordance with the applicable foreign tax law, and, to the extent permitted, capital losses are used to offset capital gains. Taxes attributable to income are accrued by the fund as a reduction of income. Current and deferred tax expense attributable to capital gains is reflected as a component of realized or change in unrealized gain/
loss on securities in the accompanying financial statements. To the extent that the fund has country specific capital loss carryforwards, such carryforwards are applied against net unrealized gains when determining the deferred tax liability. Any deferred tax liability incurred by the fund is included in either Other liabilities or Deferred tax liability on the accompanying Statement of Assets and Liabilities.
NOTE 7 - RELATED PARTY TRANSACTIONS
The fund is managed by T. Rowe Price Associates, Inc. (Price Associates),
a wholly owned subsidiary of T. Rowe Price Group, Inc. (Price Group). Price
Associates has entered into a sub-advisory agreement(s) with one or more of its wholly owned subsidiaries, to provide investment advisory services to the fund. The investment management agreement between the fund and
Price Associates provides for an annual investment management fee equal to 0.09% of the fund’s average daily net assets. The fee is computed daily and paid monthly.
The fund is subject to a contractual expense limitation through the expense limitation date indicated in the table below. This agreement will continue through the expense limitation date indicated in the table below, and may be renewed, revised, or revoked only with approval of the fund’s Board. During the limitation period, Price Associates is required to waive or pay any expenses (excluding interest; expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; and acquired fund fees and expenses) that would otherwise cause the fund’s ratio of annualized total expenses to average net assets (net expense ratio) to exceed its expense limitation. The Fund is required to repay Price Associates for expenses previously waived/paid to the extent its net assets grow or expenses decline sufficiently to allow repayment without causing the fund’s net expense ratio (after the repayment is taken into account)

T. ROWE PRICE Extended Equity Market Index Fund

to exceed the lesser of: (1) the expense limitation in place at the time such amounts were waived; or (2) the fund’s current expense limitation. However, no repayment will be made more than three years after the date of a payment or waiver.
Pursuant to this agreement, expenses were waived/paid by and/or repaid to Price Associates during the year ended December 31, 2024 as indicated
in the table below. At December 31, 2024, there were no amounts subject to repayment by the fund. Any repayment of expenses previously waived/
paid by Price Associates during the period would be included in the net investment income and expense ratios presented on the accompanying
Financial Highlights.
In addition, the fund is subject to a permanent contractual expense limitation, pursuant to which Price Associates is required to waive or pay any expenses
(excluding interest; expenses related to borrowings, taxes, and brokerage; non-
recurring, extraordinary expenses; and acquired fund fees and expenses) that would otherwise cause the fund’s ratio of annualized total expenses to average net assets (net expense ratio) to exceed 0.35%. The agreement may only be terminated with approval by the fund’s shareholders. The fund is required to repay Price Associates for expenses previously waived/paid to the extent the fund’s net assets grow or expenses decline sufficiently to allow repayment without causing the fund’s net expense ratio (after the repayment is taken into account) to exceed the lesser of: (1) the expense limitation in place at the time such amounts were waived; or (2) the fund’s current expense limitation.
However, no repayment will be made more than three years after the date of a payment or waiver. No Management fees were waived or any expenses paid under this arrangement for the year ended December 31, 2024.
In addition, the fund has entered into service agreements with Price Associates and two wholly owned subsidiaries of Price Associates, each an affiliate of the fund (collectively, Price). Price Associates provides certain accounting and administrative services to the fund. T. Rowe Price Services, Inc. provides shareholder and administrative services in its capacity as the fund’s transfer and dividend-disbursing agent. T. Rowe Price Retirement Plan Services, Inc.
Expense limitation 0.25%
Expense limitation date 04/30/26
(Waived)/repaid during the period ($000s) $15

T. ROWE PRICE Extended Equity Market Index Fund

provides subaccounting and recordkeeping services for certain retirement accounts invested in the fund. For the year ended December 31, 2024, expenses incurred pursuant to these service agreements were $116,000 for
Price Associates; $611,000 for T. Rowe Price Services, Inc.; and $78,000 for
T. Rowe Price Retirement Plan Services, Inc. All amounts due to and due from
Price, exclusive of investment management fees payable, are presented net on the accompanying Statement of Assets and Liabilities.
T. Rowe Price Investment Services, Inc. (Investment Services) serves as distributor to the fund. Pursuant to an underwriting agreement, no compensation for any distribution services provided is paid to Investment Services by the fund
(except for 12b-1 fees under a Board-approved Rule 12b-1 plan).
The fund may invest its cash reserves in certain open-end management investment companies managed by Price Associates and considered affiliates of the fund: the T. Rowe Price Government Reserve Fund or the T. Rowe Price
Treasury Reserve Fund, organized as money market funds (together, the Price
Reserve Funds). The Price Reserve Funds are offered as short-term investment options to mutual funds, trusts, and other accounts managed by Price
Associates or its affiliates and are not available for direct purchase by members of the public. Cash collateral from securities lending, if any, is invested in the
T. Rowe Price Government Reserve Fund. The Price Reserve Funds pay no
investment management fees.
The fund may participate in securities purchase and sale transactions with other funds or accounts advised by Price Associates (cross trades), in accordance with procedures adopted by the fund’s Board and Securities and Exchange
Commission rules, which require, among other things, that such purchase and sale cross trades be effected at the independent current market price of the security. During the year ended December 31, 2024, the fund had no purchases or sales cross trades with other funds or accounts advised by Price Associates.
NOTE 8 - SEGMENT REPORTING
Operating segments are defined as components of a company that engage in business activities and for which discrete financial information is available and regularly reviewed by the chief operating decision maker (CODM) in deciding how to allocate resources and assess performance. The Management
Committee of Price Associates acts as the fund’s CODM. The fund makes investments in accordance with its investment objective as outlined in the

T. ROWE PRICE Extended Equity Market Index Fund

Prospectus and is considered one reportable segment because the CODM allocates resources and assesses the operating results of the fund on the whole.
The fund’s revenue is derived from investments in portfolio of securities.
The CODM allocates resources and assesses performance based on the operating results of the fund, which is consistent with the results presented in the statement of operations, statement of changes in net assets and financial highlights. The CODM compares the fund’s performance to its benchmark index and evaluates the positioning of the fund in relation to its investment objective.
The measure of segment assets is net assets of the fund which is disclosed in the statement of assets and liabilities.
The accounting policies of the segment are the same as those described in the summary of significant accounting policies. The financial statements include all details of the segment assets, segment revenue and expenses; and reflect the financial results of the segment.
NOTE 9 - OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict (including
Russia’s military invasion of Ukraine and the conflict in Israel, Gaza and surrounding areas), terrorism, geopolitical developments (including trading and tariff arrangements, sanctions and cybersecurity attacks), and public health epidemics (including the global outbreak of COVID-19) and similar public health threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events. Management actively monitors the risks and financial impacts arising from such events.

T. ROWE PRICE Extended Equity Market Index Fund

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the Board of Directors of T. Rowe Price Index Trust, Inc. and
Shareholders of T. Rowe Price Extended Equity Market Index Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of T. Rowe Price Extended Equity Market Index
Fund (one of the funds constituting T. Rowe Price Index Trust, Inc., referred to hereafter as the "Fund") as of December 31, 2024, the related statement of operations for the year ended December 31, 2024, the statement of changes in net assets for each of the two years in the period ended December 31, 2024, including the related notes, and the financial highlights for each of the five years in the period ended December 31, 2024 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2024 and the financial highlights for each of the five years in the period ended December 31, 2024 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management.
Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public
Company Accounting Oversight Board (United States) (PCAOB) and are
required to be independent with respect to the Fund in accordance with the U.S.
federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

T. ROWE PRICE Extended Equity Market Index Fund

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2024 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ PricewaterhouseCoopers LLP
Baltimore, Maryland
February 18, 2025
We have served as the auditor of one or more investment companies in the T.
Rowe Price group of investment companies since 1973.
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
(continued)

T. ROWE PRICE Extended Equity Market Index Fund

TAX INFORMATION (UNAUDITED) FOR THE TAX YEAR ENDED 12/31/24
We are providing this information as required by the Internal Revenue Code.
The amounts shown may differ from those elsewhere in this report because of differences between tax and financial reporting requirements.
The fund’s distributions to shareholders included:
$61,194,000 from long-term capital gains, subject to a long-term capital gains tax rate of not greater than 20%
For nonresident alien shareholders, 100% of short-term capital gain dividends distributed by the fund for the fiscal year are qualified short-term capital gains.
For taxable non-corporate shareholders, $7,918,000 of the fund's income represents qualified dividend income subject to a long-term capital gains tax rate of not greater than 20%.
For corporate shareholders, $7,389,000 of the fund's income qualifies for the dividends-received deduction.
For individuals and certain trusts and estates which are entitled to claim a deduction of up to 20% of their combined qualified real estate investment trust
(REIT) dividends, $1,776,000 of the fund's income qualifies as qualified real estate investment trust (REIT) dividends.

100 East Pratt Street
Baltimore, MD 21202
T. Rowe Price Investment Services, Inc.
Call 1-800-225-5132 to request a prospectus or summary prospectus; each includes investment objectives, risks, fees, expenses, and other information that you should read and consider carefully before investing.
F124-050 2/25

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Remuneration paid to Directors is included in Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

If applicable, see Item 7.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There has been no change to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 16. Controls and Procedures.

(a)  The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b)  The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1)	The registrant’s code of ethics pursuant to Item 2 of Form N-CSR is attached.

(2)	Listing standards relating to recovery of erroneously awarded compensation: not applicable.

(3)

Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b)

A certification by the registrant’s principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Index Trust, Inc.

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	February 18, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	February 18, 2025

By	/s/ Alan S. Dupski
Alan S. Dupski
Principal Financial Officer

Date	February 18, 2025